UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2105

Fidelity Salem Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2013

Item 1. Reports to Stockholders

Spartan®

Real Estate Index

Fund -

Investor Class

Fidelity Advantage® Class

Semiannual Report

January 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2012 to January 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2012	Ending Account Value January 31, 2013	Expenses Paid During Period* August 1, 2012 to January 31, 2013
Investor Class	.26%
Actual		$ 1,000.00	$ 1,033.20	$ 1.33
HypotheticalA		$ 1,000.00	$ 1,023.89	$ 1.33
Fidelity Advantage Class	.11%
Actual		$ 1,000.00	$ 1,033.90	$ .56
HypotheticalA		$ 1,000.00	$ 1,024.65	$ .56
Institutional Class	.08%
Actual		$ 1,000.00	$ 1,034.10	$ .41
HypotheticalA		$ 1,000.00	$ 1,024.80	$ .41

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Simon Property Group, Inc.	11.5	11.4
Public Storage	5.2	5.1
HCP, Inc.	4.9	4.8
Ventas, Inc.	4.5	4.7
Prologis, Inc.	4.3	3.6
Equity Residential (SBI)	4.1	4.6
Health Care REIT, Inc.	3.8	3.2
Boston Properties, Inc.	3.7	4.0
AvalonBay Communities, Inc.	3.5	3.4
Vornado Realty Trust	3.3	3.7
	48.8
Top Five REIT Sectors as of January 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
REITs - Malls	17.5	16.8
REITs - Apartments	17.5	18.1
REITs - Health Care Facilities	15.2	14.4
REITs - Industrial Buildings	14.2	13.0
REITs - Office Buildings	13.0	13.1
Asset Allocation (% of fund's net assets)
As of January 31, 2013*		As of July 31, 2012**
	Stocks, Investment Companies and Equity Futures 100.0%		Stocks and Equity Futures 99.9%
	Short-Term Investments and Net Other Assets (Liabilities) (0.0)%		Short-Term Investments and Net Other Assets (Liabilities) 0.1%
* Foreign investments	0.0%	** Foreign investments	1.1%

Semiannual Report

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - 99.1%
REITs - Apartments - 17.5%
American Campus Communities, Inc.	23,134	$ 1,077,350
Apartment Investment & Management Co. Class A	32,179	877,843
AvalonBay Communities, Inc.	25,290	3,282,389
BRE Properties, Inc.	16,989	864,400
Camden Property Trust (SBI)	18,597	1,290,446
Colonial Properties Trust (SBI)	18,312	401,216
Education Realty Trust, Inc.	24,988	268,621
Equity Residential (SBI)	71,132	3,940,001
Essex Property Trust, Inc.	8,076	1,241,927
Home Properties, Inc.	11,331	696,517
Mid-America Apartment Communities, Inc.	9,344	610,817
Pennsylvania Real Estate Investment Trust (SBI)	11,636	214,568
Post Properties, Inc.	12,029	583,527
UDR, Inc.	55,304	1,321,213
TOTAL REITS - APARTMENTS		16,670,835
REITs - Factory Outlets - 0.8%
Tanger Factory Outlet Centers, Inc.	20,762	735,390
REITs - Health Care Facilities - 15.2%
HCP, Inc.	99,947	4,636,541
Health Care REIT, Inc.	57,414	3,607,896
Healthcare Realty Trust, Inc.	19,286	491,407
LTC Properties, Inc.	6,743	251,109
Senior Housing Properties Trust (SBI)	41,238	993,423
Universal Health Realty Income Trust (SBI)	2,806	154,695
Ventas, Inc.	65,347	4,331,853
TOTAL REITS - HEALTH CARE FACILITIES		14,466,924
REITs - Hotels - 5.8%
Ashford Hospitality Trust, Inc.	13,714	158,945
DiamondRock Hospitality Co.	43,145	393,482
FelCor Lodging Trust, Inc. (a)	24,443	131,503
Hersha Hospitality Trust	38,189	201,638
Hospitality Properties Trust (SBI)	27,334	689,363
Host Hotels & Resorts, Inc.	160,234	2,690,329
LaSalle Hotel Properties (SBI)	20,842	568,987
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
REITs - Hotels - continued
Pebblebrook Hotel Trust	13,437	$ 334,716
Sunstone Hotel Investors, Inc. (a)	30,239	349,865
TOTAL REITS - HOTELS		5,518,828
REITs - Industrial Buildings - 14.2%
DCT Industrial Trust, Inc.	59,523	420,232
Duke Realty LP	68,767	1,059,699
DuPont Fabros Technology, Inc.	13,995	330,842
EastGroup Properties, Inc.	6,553	367,230
Extra Space Storage, Inc.	22,647	902,256
First Industrial Realty Trust, Inc. (a)	19,794	310,172
First Potomac Realty Trust	11,292	154,700
Liberty Property Trust (SBI)	26,140	1,023,904
Prologis, Inc.	101,903	4,065,930
Public Storage	31,877	4,906,827
TOTAL REITS - INDUSTRIAL BUILDINGS		13,541,792
REITs - Malls - 17.5%
CBL & Associates Properties, Inc.	35,599	765,023
General Growth Properties, Inc.	99,636	1,944,895
Rouse Properties, Inc.	5,045	92,122
Simon Property Group, Inc.	68,397	10,955,830
Taubman Centers, Inc.	13,641	1,111,742
The Macerich Co.	30,206	1,803,902
TOTAL REITS - MALLS		16,673,514
REITs - Management/Investment - 3.6%
CubeSmart	26,300	401,075
Digital Realty Trust, Inc.	27,274	1,852,177
Equity Lifestyle Properties, Inc.	8,610	616,476
Franklin Street Properties Corp.	15,951	207,363
Washington (REIT) (SBI)	14,663	417,602
TOTAL REITS - MANAGEMENT/INVESTMENT		3,494,693
REITs - Mobile Home Parks - 0.3%
Sun Communities, Inc.	6,050	259,848
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
REITs - Office Buildings - 13.0%
Alexandria Real Estate Equities, Inc.	14,079	$ 1,020,728
BioMed Realty Trust, Inc.	34,119	694,322
Boston Properties, Inc.	33,355	3,511,614
Brandywine Realty Trust (SBI)	31,716	403,745
CommonWealth REIT	18,528	304,600
Corporate Office Properties Trust (SBI)	17,863	472,655
Cousins Properties, Inc.	20,028	178,249
Douglas Emmett, Inc.	28,938	674,834
Highwoods Properties, Inc. (SBI)	17,362	625,032
Kilroy Realty Corp.	16,492	822,951
Mack-Cali Realty Corp.	18,365	498,977
Parkway Properties, Inc.	7,378	116,868
Piedmont Office Realty Trust, Inc. Class A	37,111	717,356
PS Business Parks, Inc.	3,971	283,371
SL Green Realty Corp.	19,978	1,605,832
Sovran Self Storage, Inc.	6,726	438,804
TOTAL REITS - OFFICE BUILDINGS		12,369,938
REITs - Shopping Centers - 11.2%
Acadia Realty Trust (SBI)	11,204	292,873
Cedar Shopping Centers, Inc.	12,086	66,594
DDR Corp.	53,421	886,254
Equity One, Inc.	13,663	308,920
Federal Realty Investment Trust (SBI)	14,291	1,512,702
Glimcher Realty Trust	31,396	349,124
Inland Real Estate Corp.	17,182	156,013
Kimco Realty Corp.	90,121	1,871,813
Kite Realty Group Trust	16,152	97,720
Ramco-Gershenson Properties Trust (SBI)	10,548	159,486
Regency Centers Corp.	19,983	995,753
Saul Centers, Inc.	2,816	120,384
Vornado Realty Trust	37,451	3,163,111
Weingarten Realty Investors (SBI)	24,682	711,829
TOTAL REITS - SHOPPING CENTERS		10,692,576
TOTAL REAL ESTATE INVESTMENT TRUSTS		94,424,338
Common Stocks - continued
	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.6%
Real Estate Operating Companies - 0.6%
Forest City Enterprises, Inc. Class A (a)	30,341	$ 513,066
TOTAL COMMON STOCKS (Cost $89,088,181)		94,937,404
Investment Companies - 0.1%

Vanguard REIT ETF (Cost $119,972)	1,820	124,233
U.S. Treasury Obligations - 0.1%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.1% 6/27/13 (c) (Cost $99,959)	$ 100,000	99,966
Money Market Funds - 1.6%
	Shares
Fidelity Cash Central Fund, 0.16% (b) (Cost $1,530,886)	1,530,886	1,530,886
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $90,838,998)		96,692,489
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(1,438,673)
NET ASSETS - 100%		$ 95,253,816
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
2 CME E-mini S&P 500 Index Contracts	March 2013	$ 149,330	$ 5,834

The face value of futures purchased as a percentage of net assets is 0.2%
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $14,995.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 628
Fidelity Securities Lending Cash Central Fund	31
Total	$ 659
Other Information

The following is a summary of the inputs used, as of January 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 94,937,404	$ 94,937,404	$ -	$ -
Investment Companies	124,233	124,233	-	-
U.S. Treasury Obligations	99,966	-	99,966	-
Money Market Funds	1,530,886	1,530,886	-	-
Total Investments in Securities:	$ 96,692,489	$ 96,592,523	$ 99,966	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 5,834	$ 5,834	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 5,834	$ -
Total Value of Derivatives	$ 5,834	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $89,308,112)	$ 95,161,603
Fidelity Central Funds (cost $1,530,886)	1,530,886
Total Investments (cost $90,838,998)		$ 96,692,489
Receivable for investments sold		698,668
Receivable for fund shares sold		993,036
Dividends receivable		121,455
Distributions receivable from Fidelity Central Funds		239
Receivable from investment adviser for expense reductions		7,149
Other receivables		104
Total assets		98,513,140

Liabilities
Payable for investments purchased	$ 3,040,069
Payable for fund shares redeemed	203,274
Accrued management fee	9,820
Payable for daily variation margin on futures contracts	200
Other affiliated payables	5,961
Total liabilities		3,259,324

Net Assets		$ 95,253,816
Net Assets consist of:
Paid in capital		$ 89,198,817
Undistributed net investment income		198,403
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,729)
Net unrealized appreciation (depreciation) on investments		5,859,325
Net Assets		$ 95,253,816

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

January 31, 2013 (Unaudited)

Investor Class: Net Asset Value, offering price and redemption price per share ($4,755,114 ÷ 391,367.2 shares)	$ 12.15

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($90,355,179 ÷ 7,428,817.7 shares)	$ 12.16

Institutional Class: Net Asset Value, offering price and redemption price per share ($143,523 ÷ 11,798.2 shares)	$ 12.16

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended January 31, 2013 (Unaudited)

Investment Income
Dividends		$ 843,375
Interest		18
Income from Fidelity Central Funds		659
Total income		844,052

Expenses
Management fee	$ 44,647
Transfer agent fees	32,914
Independent trustees' compensation	105
Miscellaneous	70
Total expenses before reductions	77,736
Expense reductions	(24,840)	52,896
Net investment income (loss)		791,156
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	66,976
Foreign currency transactions	(17)
Futures contracts	2,079
Total net realized gain (loss)		69,038
Change in net unrealized appreciation (depreciation) on: Investment securities	1,996,478
Futures contracts	2,482
Total change in net unrealized appreciation (depreciation)		1,998,960
Net gain (loss)		2,067,998
Net increase (decrease) in net assets resulting from operations		$ 2,859,154

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2013 (Unaudited)	Period ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 791,156	$ 378,991
Net realized gain (loss)	69,038	104,891
Change in net unrealized appreciation (depreciation)	1,998,960	3,860,365
Net increase (decrease) in net assets resulting from operations	2,859,154	4,344,247
Distributions to shareholders from net investment income	(730,796)	(240,940)
Distributions to shareholders from net realized gain	(176,179)	-
Total distributions	(906,975)	(240,940)
Share transactions - net increase (decrease)	44,859,390	44,322,904
Redemption fees	10,543	5,493
Total increase (decrease) in net assets	46,822,112	48,431,704

Net Assets
Beginning of period	48,431,704	-
End of period (including undistributed net investment income of $198,403 and undistributed net investment income of $138,043, respectively)	$ 95,253,816	$ 48,431,704

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended January 31, 2013	Period ended July 31,
	(Unaudited)	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.93	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.14	.20
Net realized and unrealized gain (loss)	.25	1.86
Total from investment operations	.39	2.06
Distributions from net investment income	(.13)	(.13)
Distributions from net realized gain	(.04)	-
Total distributions	(.17)	(.13)
Redemption fees added to paid in capital D,I	-	-
Net asset value, end of period	$ 12.15	$ 11.93
Total Return B,C	3.32%	20.84%
Ratios to Average Net Assets E,H
Expenses before reductions	.33% A	.33% A
Expenses net of fee waivers, if any	.26% A	.26% A
Expenses net of all reductions	.26% A	.26% A
Net investment income (loss)	2.40% A	1.98% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,755	$ 19,998
Portfolio turnover rate F	51% A	67% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to July 31, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Class

	Six months ended January 31, 2013	Period ended July 31,
	(Unaudited)	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.94	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.15	.21
Net realized and unrealized gain (loss)	.25	1.87
Total from investment operations	.40	2.08
Distributions from net investment income	(.14)	(.14)
Distributions from net realized gain	(.04)	-
Total distributions	(.18)	(.14)
Redemption fees added to paid in capital D,I	-	-
Net asset value, end of period	$ 12.16	$ 11.94
Total Return B,C	3.39%	20.97%
Ratios to Average Net Assets E,H
Expenses before reductions	.19% A	.19% A
Expenses net of fee waivers, if any	.11% A	.12% A
Expenses net of all reductions	.11% A	.12% A
Net investment income (loss)	2.54% A	2.12% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 90,355	$ 28,294
Portfolio turnover rate F	51% A	67% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to July 31, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2013	Period ended July 31,
	(Unaudited)	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.94	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.15	.20
Net realized and unrealized gain (loss)	.25	1.88
Total from investment operations	.40	2.08
Distributions from net investment income	(.14)	(.14)
Distributions from net realized gain	(.04)	-
Total distributions	(.18)	(.14)
Redemption fees added to paid in capital D,I	-	-
Net asset value, end of period	$ 12.16	$ 11.94
Total Return B,C	3.41%	20.99%
Ratios to Average Net Assets E,H
Expenses before reductions	.15% A	.15% A
Expenses net of fee waivers, if any	.08% A	.08% A
Expenses net of all reductions	.08% A	.08% A
Net investment income (loss)	2.57% A	2.16% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 144	$ 139
Portfolio turnover rate F	51% A	67% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to July 31, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2013 (Unaudited)

1. Organization.

Spartan® Real Estate Index Fund (the Fund) is a non-diversified fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class, Fidelity Advantage® Class and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund offers conversion privileges between share classes to eligible shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

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3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality,

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 6,693,814
Gross unrealized depreciation	(944,203)
Net unrealized appreciation (depreciation) on securities and other investments	$ 5,749,611

Tax cost	$ 90,942,878

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Semiannual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts is mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Futures Contracts - continued

During the period the Fund recognized net realized gain (loss) of $2,079 and a change in net unrealized appreciation (depreciation) of $2,482 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $62,193,263 and $16,623,206, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .14% of the Fund's average net assets. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

In addition, under an expense contract, FMR pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Investor Class	.33%
Fidelity Advantage Class	.19%
Institutional Class	.15%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by FMR for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .21%, .11% and .035%, of average net assets for Investor Class, Fidelity Advantage Class and Institutional Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Under the expense contract, Investor Class, Fidelity Advantage Class and Institutional Class pay all or a portion of the transfer agent fees at an annual rate of .19%, .05% and .01% of average net assets, respectively.

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6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, the total transfer agent fees paid by each applicable class were as follows:

Amount
Investor Class	$ 23,065
Fidelity Advantage Class	9,842
Institutional Class	7
$ 32,914

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $70 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $31.

9. Expense Reductions.

FMR contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through September 30, 2014. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Expense Reductions - continued

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Investor Class	.26% - *.23%	$ 9,134
Fidelity Advantage Class	.12% - *.09%	15,656
Institutional Class	.08% - *.07%	49
		$ 24,839

* Expense limitation in effect at period end.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $1.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2013	Period ended July 31, 2012 A
From net investment income
Investor Class	$ 295,827	$ 87,349
Fidelity Advantage Class	433,294	145,145
Institutional Class	1,675	8,446
Total	$ 730,796	$ 240,940
From net realized gain
Investor Class	$ 74,276	$ -
Fidelity Advantage Class	101,484	-
Institutional Class	419	-
Total	$ 176,179	$ -

A For the period September 8, 2011 (commencement of operations) to July 31, 2012.

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2013	Period ended July 31, 2012 A	Six months ended January 31, 2013	Period ended July 31, 2012 A
Investor Class
Shares sold	1,582,665	2,136,001	$ 18,653,703	$ 23,319,213
Reinvestment of distributions	30,649	7,875	356,761	83,751
Shares redeemed	(2,898,556)	(467,267)	(34,912,077)	(4,940,005)
Net increase (decrease)	(1,285,242)	1,676,609	$ (15,901,613)	$ 18,462,959
Fidelity Advantage Class
Shares sold	5,787,592	2,836,221	$ 69,335,557	$ 30,922,433
Reinvestment of distributions	43,812	12,686	510,415	133,025
Shares redeemed	(772,244)	(479,250)	(9,087,063)	(5,238,458)
Net increase (decrease)	5,059,160	2,369,657	$ 60,758,909	$ 25,817,000
Institutional Class
Shares sold	-	100,001	$ -	$ 1,000,010
Reinvestment of distributions	179	840	2,094	8,446
Shares redeemed	-	(89,222)	-	(965,511)
Net increase (decrease)	179	11,619	$ 2,094	$ 42,945

A For the period September 8, 2011 (commencement of operations) to July 31, 2012.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Spartan Real Estate Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

Semiannual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a sector neutral investment approach for certain funds and utilizing a team of portfolio managers to manage certain sector-neutral funds; (vi) rationalizing product lines and gaining increased efficiencies through combinations of several funds with other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. As the fund recently commenced operations, the Board did not believe that it was appropriate to assign significant weight to its limited investment performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the period of the fund's operations shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 0% means that 100% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in "fund-level" non-management expenses, and that "fund-level" non-management expenses may exceed the fund's management fee and result in a negative net management fee. The Board noted, however, that FMR does not pay transfer agent fees or other "class-level" expenses under the fund's management contract.

Semiannual Report

Spartan Real Estate Index Fund

The Board noted that the fund's hypothetical net management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for the period.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's hypothetical net management fee as well as the fund's gross management fee. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for the period.

The Board considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total expenses, with certain exceptions, as follows: Fidelity Advantage Class: 0.19%; Institutional Class: 0.15%; and Investor Class: 0.33%. The Board further considered that FMR contractually agreed to reimburse Fidelity Advantage Class, Institutional Class, and Investor Class of the fund to the extent that total expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.12%, 0.08%, and 0.26% through September 30, 2013.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) regulatory and industry developments, including those affecting money market funds and target date funds, and the potential impact to Fidelity; (viii) Fidelity's transfer agent fees, expenses, and services, and drivers for determining the transfer agent fee structure of different funds and classes; (ix) management fee rates charged by FMR or Fidelity entities to other Fidelity clients; (x) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional

Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Boston, MA

The Fidelity Telephone
Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

URX-USAN-0313
1.929334.101

Spartan®

Real Estate Index

Fund -

Institutional Class

Semiannual Report

January 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2012 to January 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2012	Ending Account Value January 31, 2013	Expenses Paid During Period* August 1, 2012 to January 31, 2013
Investor Class	.26%
Actual		$ 1,000.00	$ 1,033.20	$ 1.33
HypotheticalA		$ 1,000.00	$ 1,023.89	$ 1.33
Fidelity Advantage Class	.11%
Actual		$ 1,000.00	$ 1,033.90	$ .56
HypotheticalA		$ 1,000.00	$ 1,024.65	$ .56
Institutional Class	.08%
Actual		$ 1,000.00	$ 1,034.10	$ .41
HypotheticalA		$ 1,000.00	$ 1,024.80	$ .41

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Simon Property Group, Inc.	11.5	11.4
Public Storage	5.2	5.1
HCP, Inc.	4.9	4.8
Ventas, Inc.	4.5	4.7
Prologis, Inc.	4.3	3.6
Equity Residential (SBI)	4.1	4.6
Health Care REIT, Inc.	3.8	3.2
Boston Properties, Inc.	3.7	4.0
AvalonBay Communities, Inc.	3.5	3.4
Vornado Realty Trust	3.3	3.7
	48.8
Top Five REIT Sectors as of January 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
REITs - Malls	17.5	16.8
REITs - Apartments	17.5	18.1
REITs - Health Care Facilities	15.2	14.4
REITs - Industrial Buildings	14.2	13.0
REITs - Office Buildings	13.0	13.1
Asset Allocation (% of fund's net assets)
As of January 31, 2013*		As of July 31, 2012**
	Stocks, Investment Companies and Equity Futures 100.0%		Stocks and Equity Futures 99.9%
	Short-Term Investments and Net Other Assets (Liabilities) (0.0)%		Short-Term Investments and Net Other Assets (Liabilities) 0.1%
* Foreign investments	0.0%	** Foreign investments	1.1%

Semiannual Report

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - 99.1%
REITs - Apartments - 17.5%
American Campus Communities, Inc.	23,134	$ 1,077,350
Apartment Investment & Management Co. Class A	32,179	877,843
AvalonBay Communities, Inc.	25,290	3,282,389
BRE Properties, Inc.	16,989	864,400
Camden Property Trust (SBI)	18,597	1,290,446
Colonial Properties Trust (SBI)	18,312	401,216
Education Realty Trust, Inc.	24,988	268,621
Equity Residential (SBI)	71,132	3,940,001
Essex Property Trust, Inc.	8,076	1,241,927
Home Properties, Inc.	11,331	696,517
Mid-America Apartment Communities, Inc.	9,344	610,817
Pennsylvania Real Estate Investment Trust (SBI)	11,636	214,568
Post Properties, Inc.	12,029	583,527
UDR, Inc.	55,304	1,321,213
TOTAL REITS - APARTMENTS		16,670,835
REITs - Factory Outlets - 0.8%
Tanger Factory Outlet Centers, Inc.	20,762	735,390
REITs - Health Care Facilities - 15.2%
HCP, Inc.	99,947	4,636,541
Health Care REIT, Inc.	57,414	3,607,896
Healthcare Realty Trust, Inc.	19,286	491,407
LTC Properties, Inc.	6,743	251,109
Senior Housing Properties Trust (SBI)	41,238	993,423
Universal Health Realty Income Trust (SBI)	2,806	154,695
Ventas, Inc.	65,347	4,331,853
TOTAL REITS - HEALTH CARE FACILITIES		14,466,924
REITs - Hotels - 5.8%
Ashford Hospitality Trust, Inc.	13,714	158,945
DiamondRock Hospitality Co.	43,145	393,482
FelCor Lodging Trust, Inc. (a)	24,443	131,503
Hersha Hospitality Trust	38,189	201,638
Hospitality Properties Trust (SBI)	27,334	689,363
Host Hotels & Resorts, Inc.	160,234	2,690,329
LaSalle Hotel Properties (SBI)	20,842	568,987
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
REITs - Hotels - continued
Pebblebrook Hotel Trust	13,437	$ 334,716
Sunstone Hotel Investors, Inc. (a)	30,239	349,865
TOTAL REITS - HOTELS		5,518,828
REITs - Industrial Buildings - 14.2%
DCT Industrial Trust, Inc.	59,523	420,232
Duke Realty LP	68,767	1,059,699
DuPont Fabros Technology, Inc.	13,995	330,842
EastGroup Properties, Inc.	6,553	367,230
Extra Space Storage, Inc.	22,647	902,256
First Industrial Realty Trust, Inc. (a)	19,794	310,172
First Potomac Realty Trust	11,292	154,700
Liberty Property Trust (SBI)	26,140	1,023,904
Prologis, Inc.	101,903	4,065,930
Public Storage	31,877	4,906,827
TOTAL REITS - INDUSTRIAL BUILDINGS		13,541,792
REITs - Malls - 17.5%
CBL & Associates Properties, Inc.	35,599	765,023
General Growth Properties, Inc.	99,636	1,944,895
Rouse Properties, Inc.	5,045	92,122
Simon Property Group, Inc.	68,397	10,955,830
Taubman Centers, Inc.	13,641	1,111,742
The Macerich Co.	30,206	1,803,902
TOTAL REITS - MALLS		16,673,514
REITs - Management/Investment - 3.6%
CubeSmart	26,300	401,075
Digital Realty Trust, Inc.	27,274	1,852,177
Equity Lifestyle Properties, Inc.	8,610	616,476
Franklin Street Properties Corp.	15,951	207,363
Washington (REIT) (SBI)	14,663	417,602
TOTAL REITS - MANAGEMENT/INVESTMENT		3,494,693
REITs - Mobile Home Parks - 0.3%
Sun Communities, Inc.	6,050	259,848
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
REITs - Office Buildings - 13.0%
Alexandria Real Estate Equities, Inc.	14,079	$ 1,020,728
BioMed Realty Trust, Inc.	34,119	694,322
Boston Properties, Inc.	33,355	3,511,614
Brandywine Realty Trust (SBI)	31,716	403,745
CommonWealth REIT	18,528	304,600
Corporate Office Properties Trust (SBI)	17,863	472,655
Cousins Properties, Inc.	20,028	178,249
Douglas Emmett, Inc.	28,938	674,834
Highwoods Properties, Inc. (SBI)	17,362	625,032
Kilroy Realty Corp.	16,492	822,951
Mack-Cali Realty Corp.	18,365	498,977
Parkway Properties, Inc.	7,378	116,868
Piedmont Office Realty Trust, Inc. Class A	37,111	717,356
PS Business Parks, Inc.	3,971	283,371
SL Green Realty Corp.	19,978	1,605,832
Sovran Self Storage, Inc.	6,726	438,804
TOTAL REITS - OFFICE BUILDINGS		12,369,938
REITs - Shopping Centers - 11.2%
Acadia Realty Trust (SBI)	11,204	292,873
Cedar Shopping Centers, Inc.	12,086	66,594
DDR Corp.	53,421	886,254
Equity One, Inc.	13,663	308,920
Federal Realty Investment Trust (SBI)	14,291	1,512,702
Glimcher Realty Trust	31,396	349,124
Inland Real Estate Corp.	17,182	156,013
Kimco Realty Corp.	90,121	1,871,813
Kite Realty Group Trust	16,152	97,720
Ramco-Gershenson Properties Trust (SBI)	10,548	159,486
Regency Centers Corp.	19,983	995,753
Saul Centers, Inc.	2,816	120,384
Vornado Realty Trust	37,451	3,163,111
Weingarten Realty Investors (SBI)	24,682	711,829
TOTAL REITS - SHOPPING CENTERS		10,692,576
TOTAL REAL ESTATE INVESTMENT TRUSTS		94,424,338
Common Stocks - continued
	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.6%
Real Estate Operating Companies - 0.6%
Forest City Enterprises, Inc. Class A (a)	30,341	$ 513,066
TOTAL COMMON STOCKS (Cost $89,088,181)		94,937,404
Investment Companies - 0.1%

Vanguard REIT ETF (Cost $119,972)	1,820	124,233
U.S. Treasury Obligations - 0.1%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.1% 6/27/13 (c) (Cost $99,959)	$ 100,000	99,966
Money Market Funds - 1.6%
	Shares
Fidelity Cash Central Fund, 0.16% (b) (Cost $1,530,886)	1,530,886	1,530,886
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $90,838,998)		96,692,489
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(1,438,673)
NET ASSETS - 100%		$ 95,253,816
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
2 CME E-mini S&P 500 Index Contracts	March 2013	$ 149,330	$ 5,834

The face value of futures purchased as a percentage of net assets is 0.2%
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $14,995.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 628
Fidelity Securities Lending Cash Central Fund	31
Total	$ 659
Other Information

The following is a summary of the inputs used, as of January 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 94,937,404	$ 94,937,404	$ -	$ -
Investment Companies	124,233	124,233	-	-
U.S. Treasury Obligations	99,966	-	99,966	-
Money Market Funds	1,530,886	1,530,886	-	-
Total Investments in Securities:	$ 96,692,489	$ 96,592,523	$ 99,966	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 5,834	$ 5,834	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 5,834	$ -
Total Value of Derivatives	$ 5,834	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $89,308,112)	$ 95,161,603
Fidelity Central Funds (cost $1,530,886)	1,530,886
Total Investments (cost $90,838,998)		$ 96,692,489
Receivable for investments sold		698,668
Receivable for fund shares sold		993,036
Dividends receivable		121,455
Distributions receivable from Fidelity Central Funds		239
Receivable from investment adviser for expense reductions		7,149
Other receivables		104
Total assets		98,513,140

Liabilities
Payable for investments purchased	$ 3,040,069
Payable for fund shares redeemed	203,274
Accrued management fee	9,820
Payable for daily variation margin on futures contracts	200
Other affiliated payables	5,961
Total liabilities		3,259,324

Net Assets		$ 95,253,816
Net Assets consist of:
Paid in capital		$ 89,198,817
Undistributed net investment income		198,403
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,729)
Net unrealized appreciation (depreciation) on investments		5,859,325
Net Assets		$ 95,253,816

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

January 31, 2013 (Unaudited)

Investor Class: Net Asset Value, offering price and redemption price per share ($4,755,114 ÷ 391,367.2 shares)	$ 12.15

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($90,355,179 ÷ 7,428,817.7 shares)	$ 12.16

Institutional Class: Net Asset Value, offering price and redemption price per share ($143,523 ÷ 11,798.2 shares)	$ 12.16

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended January 31, 2013 (Unaudited)

Investment Income
Dividends		$ 843,375
Interest		18
Income from Fidelity Central Funds		659
Total income		844,052

Expenses
Management fee	$ 44,647
Transfer agent fees	32,914
Independent trustees' compensation	105
Miscellaneous	70
Total expenses before reductions	77,736
Expense reductions	(24,840)	52,896
Net investment income (loss)		791,156
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	66,976
Foreign currency transactions	(17)
Futures contracts	2,079
Total net realized gain (loss)		69,038
Change in net unrealized appreciation (depreciation) on: Investment securities	1,996,478
Futures contracts	2,482
Total change in net unrealized appreciation (depreciation)		1,998,960
Net gain (loss)		2,067,998
Net increase (decrease) in net assets resulting from operations		$ 2,859,154

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2013 (Unaudited)	Period ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 791,156	$ 378,991
Net realized gain (loss)	69,038	104,891
Change in net unrealized appreciation (depreciation)	1,998,960	3,860,365
Net increase (decrease) in net assets resulting from operations	2,859,154	4,344,247
Distributions to shareholders from net investment income	(730,796)	(240,940)
Distributions to shareholders from net realized gain	(176,179)	-
Total distributions	(906,975)	(240,940)
Share transactions - net increase (decrease)	44,859,390	44,322,904
Redemption fees	10,543	5,493
Total increase (decrease) in net assets	46,822,112	48,431,704

Net Assets
Beginning of period	48,431,704	-
End of period (including undistributed net investment income of $198,403 and undistributed net investment income of $138,043, respectively)	$ 95,253,816	$ 48,431,704

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended January 31, 2013	Period ended July 31,
	(Unaudited)	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.93	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.14	.20
Net realized and unrealized gain (loss)	.25	1.86
Total from investment operations	.39	2.06
Distributions from net investment income	(.13)	(.13)
Distributions from net realized gain	(.04)	-
Total distributions	(.17)	(.13)
Redemption fees added to paid in capital D,I	-	-
Net asset value, end of period	$ 12.15	$ 11.93
Total Return B,C	3.32%	20.84%
Ratios to Average Net Assets E,H
Expenses before reductions	.33% A	.33% A
Expenses net of fee waivers, if any	.26% A	.26% A
Expenses net of all reductions	.26% A	.26% A
Net investment income (loss)	2.40% A	1.98% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,755	$ 19,998
Portfolio turnover rate F	51% A	67% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to July 31, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Class

	Six months ended January 31, 2013	Period ended July 31,
	(Unaudited)	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.94	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.15	.21
Net realized and unrealized gain (loss)	.25	1.87
Total from investment operations	.40	2.08
Distributions from net investment income	(.14)	(.14)
Distributions from net realized gain	(.04)	-
Total distributions	(.18)	(.14)
Redemption fees added to paid in capital D,I	-	-
Net asset value, end of period	$ 12.16	$ 11.94
Total Return B,C	3.39%	20.97%
Ratios to Average Net Assets E,H
Expenses before reductions	.19% A	.19% A
Expenses net of fee waivers, if any	.11% A	.12% A
Expenses net of all reductions	.11% A	.12% A
Net investment income (loss)	2.54% A	2.12% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 90,355	$ 28,294
Portfolio turnover rate F	51% A	67% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to July 31, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2013	Period ended July 31,
	(Unaudited)	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.94	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.15	.20
Net realized and unrealized gain (loss)	.25	1.88
Total from investment operations	.40	2.08
Distributions from net investment income	(.14)	(.14)
Distributions from net realized gain	(.04)	-
Total distributions	(.18)	(.14)
Redemption fees added to paid in capital D,I	-	-
Net asset value, end of period	$ 12.16	$ 11.94
Total Return B,C	3.41%	20.99%
Ratios to Average Net Assets E,H
Expenses before reductions	.15% A	.15% A
Expenses net of fee waivers, if any	.08% A	.08% A
Expenses net of all reductions	.08% A	.08% A
Net investment income (loss)	2.57% A	2.16% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 144	$ 139
Portfolio turnover rate F	51% A	67% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to July 31, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2013 (Unaudited)

1. Organization.

Spartan® Real Estate Index Fund (the Fund) is a non-diversified fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class, Fidelity Advantage® Class and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund offers conversion privileges between share classes to eligible shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality,

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 6,693,814
Gross unrealized depreciation	(944,203)
Net unrealized appreciation (depreciation) on securities and other investments	$ 5,749,611

Tax cost	$ 90,942,878

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Semiannual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts is mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Futures Contracts - continued

During the period the Fund recognized net realized gain (loss) of $2,079 and a change in net unrealized appreciation (depreciation) of $2,482 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $62,193,263 and $16,623,206, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .14% of the Fund's average net assets. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

In addition, under an expense contract, FMR pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Investor Class	.33%
Fidelity Advantage Class	.19%
Institutional Class	.15%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by FMR for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .21%, .11% and .035%, of average net assets for Investor Class, Fidelity Advantage Class and Institutional Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Under the expense contract, Investor Class, Fidelity Advantage Class and Institutional Class pay all or a portion of the transfer agent fees at an annual rate of .19%, .05% and .01% of average net assets, respectively.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, the total transfer agent fees paid by each applicable class were as follows:

Amount
Investor Class	$ 23,065
Fidelity Advantage Class	9,842
Institutional Class	7
$ 32,914

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $70 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $31.

9. Expense Reductions.

FMR contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through September 30, 2014. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Expense Reductions - continued

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Investor Class	.26% - *.23%	$ 9,134
Fidelity Advantage Class	.12% - *.09%	15,656
Institutional Class	.08% - *.07%	49
		$ 24,839

* Expense limitation in effect at period end.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $1.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2013	Period ended July 31, 2012 A
From net investment income
Investor Class	$ 295,827	$ 87,349
Fidelity Advantage Class	433,294	145,145
Institutional Class	1,675	8,446
Total	$ 730,796	$ 240,940
From net realized gain
Investor Class	$ 74,276	$ -
Fidelity Advantage Class	101,484	-
Institutional Class	419	-
Total	$ 176,179	$ -

A For the period September 8, 2011 (commencement of operations) to July 31, 2012.

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2013	Period ended July 31, 2012 A	Six months ended January 31, 2013	Period ended July 31, 2012 A
Investor Class
Shares sold	1,582,665	2,136,001	$ 18,653,703	$ 23,319,213
Reinvestment of distributions	30,649	7,875	356,761	83,751
Shares redeemed	(2,898,556)	(467,267)	(34,912,077)	(4,940,005)
Net increase (decrease)	(1,285,242)	1,676,609	$ (15,901,613)	$ 18,462,959
Fidelity Advantage Class
Shares sold	5,787,592	2,836,221	$ 69,335,557	$ 30,922,433
Reinvestment of distributions	43,812	12,686	510,415	133,025
Shares redeemed	(772,244)	(479,250)	(9,087,063)	(5,238,458)
Net increase (decrease)	5,059,160	2,369,657	$ 60,758,909	$ 25,817,000
Institutional Class
Shares sold	-	100,001	$ -	$ 1,000,010
Reinvestment of distributions	179	840	2,094	8,446
Shares redeemed	-	(89,222)	-	(965,511)
Net increase (decrease)	179	11,619	$ 2,094	$ 42,945

A For the period September 8, 2011 (commencement of operations) to July 31, 2012.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Spartan Real Estate Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

Semiannual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a sector neutral investment approach for certain funds and utilizing a team of portfolio managers to manage certain sector-neutral funds; (vi) rationalizing product lines and gaining increased efficiencies through combinations of several funds with other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. As the fund recently commenced operations, the Board did not believe that it was appropriate to assign significant weight to its limited investment performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the period of the fund's operations shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 0% means that 100% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in "fund-level" non-management expenses, and that "fund-level" non-management expenses may exceed the fund's management fee and result in a negative net management fee. The Board noted, however, that FMR does not pay transfer agent fees or other "class-level" expenses under the fund's management contract.

Semiannual Report

Spartan Real Estate Index Fund

The Board noted that the fund's hypothetical net management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for the period.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's hypothetical net management fee as well as the fund's gross management fee. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for the period.

The Board considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total expenses, with certain exceptions, as follows: Fidelity Advantage Class: 0.19%; Institutional Class: 0.15%; and Investor Class: 0.33%. The Board further considered that FMR contractually agreed to reimburse Fidelity Advantage Class, Institutional Class, and Investor Class of the fund to the extent that total expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.12%, 0.08%, and 0.26% through September 30, 2013.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) regulatory and industry developments, including those affecting money market funds and target date funds, and the potential impact to Fidelity; (viii) Fidelity's transfer agent fees, expenses, and services, and drivers for determining the transfer agent fee structure of different funds and classes; (ix) management fee rates charged by FMR or Fidelity entities to other Fidelity clients; (x) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional

Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Boston, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

URX-I-USAN-0313
1.929345.101

Fidelity®

Series Commodity Strategy

Fund

Fidelity Series Commodity Strategy
Fund

Class F

Semiannual Report

January 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Consolidated Investments	(Click Here)	A complete list of the fund's consolidated investments with their market values.
Consolidated Financial Statements	(Click Here)	Consolidated statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the consolidated financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 for Fidelity Series Commodity Strategy Fund or 1-800-835-5092 for Class F to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2012 to January 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

	Annualized Expense Ratio	Beginning Account Value August 1, 2012	Ending Account Value January 31, 2013	Expenses Paid During Period* August 1, 2012 to January 31, 2013
Series Commodity Strategy	.60%
Actual		$ 1,000.00	$ 984.70	$ 3.00
Hypothetical A		$ 1,000.00	$ 1,022.18	$ 3.06
Class F	.40%
Actual		$ 1,000.00	$ 985.80	$ 2.00
Hypothetical A		$ 1,000.00	$ 1,023.19	$ 2.04

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invested are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the Fund's commodity-linked investments, and as of July 31, 2012 it's pro-rata share of the investments of Fidelity Commodity Strategy Central Fund. Short-term investment-grade debt securities, cash and cash equivalents are excluded.

Commodity Instruments as of January 31, 2013*
	% of fund's total commodity-linked investments	% of fund's total commodity-linked investments 6 months ago
Commodity Swaps	85.1	85.8
Commodity Futures	11.3	10.1
Commodity-Linked Notes	3.6	4.1

Commodity Sector Diversification as of January 31, 2013*
	% of fund's total commodity-linked investments	% of fund's total commodity-linked investments 6 months ago
Energy	32.5	30.2
Agriculture	31.1	34.9
Industrial Metals	16.8	17.2
Precious Metals	14.5	12.1
Livestock	5.1	5.6

* Investments in Commodity Swaps and Commodity-Linded Notes provide exposure to the commodities market via the Dow Jones-UBS Commodity Index Total Return, an unmanaged index composed of futures contracts on 22 physical commodities. The Fund does not invest directly in physical commodities.

Semiannual Report

Consolidated Investments January 31, 2013

Showing Percentage of Net Assets

Commodity-Linked Notes - 1.2%
	Principal Amount	Value
Cooperatieve Centrale Raiffeisen - Boerenleenbank BA 0% 3/6/13 (b)(e)(f)	$ 25,000,000	$ 22,645,576
Deutsche Bank AG London Branch:
0% 3/13/14 (b)(e)(f)	10,000,000	10,368,176
0.0427% 1/30/14 (b)(e)(f)	10,000,000	10,411,061
0.0437% 4/26/13 (b)(e)(f)	15,000,000	14,731,827
0.0447% 12/19/13 (b)(f)	24,000,000	25,069,595
0.0457% 9/12/13 (b)(e)(f)	10,000,000	9,297,255
0.0457% 1/16/14 (b)(e)(f)	7,000,000	6,851,848
0.0457% 2/27/14 (e)(f)	12,000,000	12,686,552
0.0477% 3/7/13 (b)(e)(f)	11,000,000	10,476,879
0.0487% 1/3/14 (b)(e)(f)	10,000,000	9,794,989
TOTAL COMMODITY-LINKED NOTES (Cost $134,000,000)		132,333,758
U.S. Treasury Obligations - 8.4%

U.S. Treasury Bills, yield at date of purchase 0.06% to 0.13% 2/7/13 to 5/2/13 (c)(d) (Cost $949,854,128)	950,000,000	949,941,805
Money Market Funds - 89.4%
	Shares
Fidelity Cash Central Fund, 0.16% (a) (Cost $10,060,541,592)	10,060,541,592	10,060,541,592
TOTAL INVESTMENT PORTFOLIO - 99.0% (Cost $11,144,395,720)		11,142,817,155
NET OTHER ASSETS (LIABILITIES) - 1.0%		112,435,989
NET ASSETS - 100%		$ 11,255,253,144
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Commodity Futures Contracts
2,560 CBOT Corn Contracts	March 2013	$ 94,784,000	$ 516,942
991 CBOT Soybean Contracts	March 2013	72,764,175	181,546
802 CBOT Soybean Meal Contracts	March 2013	34,197,280	1,291,241
1,147 CBOT Soybean Oil Contracts	March 2013	36,378,252	1,250,567
1,141 CBOT Wheat Contracts	March 2013	44,470,475	(5,165,866)
678 CME Lean Hogs Contracts	April 2013	24,231,720	412,284
767 CME Live Cattle Contracts	April 2013	40,743,040	(623,999)
969 COMEX Copper Contracts	March 2013	90,407,700	5,926,713
804 COMEX Gold 100 oz. Contracts	April 2013	133,624,800	(573,950)
315 COMEX Silver Contracts	March 2013	49,377,825	(738,882)
653 ICE Brent Crude Contracts	May 2013	74,239,570	2,722,859
527 ICE Coffee 'C' Contracts	March 2013	29,040,994	(1,315,790)
410 KCBT Wheat Contracts	March 2013	17,173,875	556,177
1,166 LME Aluminum Contracts	March 2013	60,529,975	(1,118,413)
264 LME Nickel Contracts	March 2013	28,993,536	1,084,938
606 LME Zinc Contracts	March 2013	32,443,725	1,163,532
583 NYBOT Cotton No. 2 Contracts	March 2013	24,179,925	3,102,907
2,246 NYBOT Sugar Contracts	March 2013	47,241,466	(2,717,033)
370 NYMEX Gasoline RBOB Contracts	March 2013	47,112,618	5,739,576
345 NYMEX Heating Oil Contracts	March 2013	45,189,963	2,492,855
3,926 NYMEX Natural Gas Contracts	March 2013	131,089,140	(4,927,726)
1,214 NYMEX WTI Crude Oil Contracts	March 2013	118,352,860	11,099,981
TOTAL COMMODITY FUTURES CONTRACTS		$ 1,276,566,914	$ 20,360,459

The face value of futures purchased as a percentage of net assets is 11.3%

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $1,128,986,035.
Swap Agreements
Total Return Swaps

Each open total return swap is an agreement to receive the total return of the Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on the 3-month US auction rate T-Bill plus a specified spread. Additional information on open total return swaps is as follows:

Counterparty	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Feb. 2013	$ 50,000,000	$ 486,949
Barclays Bank PLC	Feb. 2013	50,000,000	(122,467)
Barclays Bank PLC	Feb. 2013	40,000,000	(103,505)
Barclays Bank PLC	Feb. 2013	25,000,000	237,347
Barclays Bank PLC	Feb. 2013	20,000,000	240,559
Barclays Bank PLC	Feb. 2013	20,000,000	(120,964)
Barclays Bank PLC	Mar. 2013	70,000,000	1,653,245
Barclays Bank PLC	Mar. 2013	50,000,000	1,166,804
Barclays Bank PLC	Mar. 2013	25,000,000	(292,890)
Barclays Bank PLC	Mar. 2013	20,000,000	639,756
Barclays Bank PLC	Mar. 2013	18,000,000	582,364
Barclays Bank PLC	Mar. 2013	15,000,000	554,604
Barclays Bank PLC	Mar. 2013	10,000,000	17,715
Barclays Bank PLC	Apr. 2013	40,000,000	890,745
Barclays Bank PLC	Apr. 2013	20,000,000	351,794
Barclays Bank PLC	May. 2013	53,000,000	895,051
Barclays Bank PLC	May. 2013	25,000,000	309,895
Barclays Bank PLC	May. 2013	20,000,000	0
Citibank	Feb. 2013	30,000,000	295,416
Citibank	Feb. 2013	25,000,000	(58,768)
Citibank	Feb. 2013	20,000,000	(17,369)
Citibank	Feb. 2013	20,000,000	(49,752)
Citibank	Feb. 2013	7,000,000	(41,348)
Citibank	Mar. 2013	60,000,000	1,175,133
Citibank	Mar. 2013	45,000,000	(31,212)
Citibank	Mar. 2013	20,000,000	384,899
Citibank	Mar. 2013	20,000,000	112,115
Citibank	Apr. 2013	55,000,000	929,956
Citibank	Apr. 2013	35,000,000	474,980
Citibank	Apr. 2013	35,000,000	616,406
Citibank	May. 2013	38,000,000	471,352
Credit Suisse	Feb. 2013	85,000,000	1,278,925
Credit Suisse	Feb. 2013	65,000,000	645,580
Credit Suisse	Feb. 2013	50,000,000	702,303
Credit Suisse	Feb. 2013	35,000,000	207,913
Credit Suisse	Feb. 2013	35,000,000	(87,767)
Credit Suisse	Feb. 2013	35,000,000	(82,966)
Credit Suisse	Feb. 2013	30,000,000	327,875
Credit Suisse	Feb. 2013	25,000,000	(22,300)
Swap Agreements - continued
Total Return Swaps - continued
Counterparty	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Credit Suisse	Feb. 2013	$ 25,000,000	$ 140,039
Credit Suisse	Feb. 2013	25,000,000	(132,823)
Credit Suisse	Feb. 2013	23,000,000	253,537
Credit Suisse	Feb. 2013	20,000,000	(57,055)
Credit Suisse	Mar. 2013	45,000,000	467,279
Credit Suisse	Mar. 2013	42,000,000	(29,776)
Credit Suisse	Mar. 2013	42,000,000	353,184
Credit Suisse	Mar. 2013	40,000,000	(334,998)
Credit Suisse	Mar. 2013	40,000,000	(284,536)
Credit Suisse	Mar. 2013	37,000,000	(443,977)
Credit Suisse	Mar. 2013	35,000,000	(207,353)
Credit Suisse	Mar. 2013	35,000,000	64,228
Credit Suisse	Mar. 2013	35,000,000	209,412
Credit Suisse	Mar. 2013	35,000,000	434,016
Credit Suisse	Mar. 2013	35,000,000	1,294,920
Credit Suisse	Mar. 2013	30,000,000	587,164
Credit Suisse	Mar. 2013	25,000,000	325,214
Credit Suisse	Apr. 2013	65,000,000	1,800,453
Credit Suisse	Apr. 2013	50,000,000	724,856
Credit Suisse	Apr. 2013	50,000,000	1,115,678
Credit Suisse	Apr. 2013	50,000,000	1,115,678
Credit Suisse	Apr. 2013	45,000,000	909,899
Credit Suisse	Apr. 2013	40,000,000	257,308
Credit Suisse	Apr. 2013	35,000,000	196,124
Credit Suisse	Apr. 2013	35,000,000	330,306
Credit Suisse	Apr. 2013	30,000,000	747,656
Credit Suisse	Apr. 2013	30,000,000	799,438
Credit Suisse	Apr. 2013	30,000,000	1,011,614
Credit Suisse	Apr. 2013	30,000,000	852,921
Credit Suisse	Apr. 2013	30,000,000	105,657
Credit Suisse	Apr. 2013	30,000,000	(119,384)
Credit Suisse	May. 2013	38,000,000	0
Credit Suisse	May. 2013	30,000,000	397,757
Goldman Sachs	Feb. 2013	40,000,000	(207,428)
Goldman Sachs	Feb. 2013	40,000,000	1,108,409
Goldman Sachs	Feb. 2013	35,000,000	493,338
Goldman Sachs	Feb. 2013	35,000,000	345,409
Goldman Sachs	Feb. 2013	34,243,715	(45,364)
Goldman Sachs	Feb. 2013	30,000,000	(84,070)
Goldman Sachs	Feb. 2013	30,000,000	364,635
Goldman Sachs	Feb. 2013	26,000,000	(64,158)
Goldman Sachs	Feb. 2013	25,000,000	141,190
Swap Agreements - continued
Total Return Swaps - continued
Counterparty	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Goldman Sachs	Feb. 2013	$ 25,000,000	$ 276,721
Goldman Sachs	Feb. 2013	25,000,000	(131,850)
Goldman Sachs	Feb. 2013	20,000,000	192,672
Goldman Sachs	Feb. 2013	20,000,000	199,473
Goldman Sachs	Mar. 2013	65,000,000	390,867
Goldman Sachs	Mar. 2013	55,000,000	1,286,649
Goldman Sachs	Mar. 2013	49,000,000	960,350
Goldman Sachs	Mar. 2013	47,000,000	(31,878)
Goldman Sachs	Mar. 2013	35,000,000	(418,655)
Goldman Sachs	Mar. 2013	35,000,000	(232,851)
Goldman Sachs	Mar. 2013	35,000,000	(406,307)
Goldman Sachs	Mar. 2013	26,000,000	(153,122)
Goldman Sachs	Mar. 2013	25,000,000	(208,511)
Goldman Sachs	Mar. 2013	25,000,000	(177,027)
Goldman Sachs	Mar. 2013	25,000,000	325,872
Goldman Sachs	Mar. 2013	23,000,000	128,982
Goldman Sachs	Mar. 2013	20,000,000	168,753
Goldman Sachs	Mar. 2013	20,000,000	271,664
Goldman Sachs	Mar. 2013	20,000,000	740,195
Goldman Sachs	Mar. 2013	20,000,000	218,737
Goldman Sachs	Apr. 2013	80,000,000	1,786,882
Goldman Sachs	Apr. 2013	40,000,000	257,626
Goldman Sachs	Apr. 2013	35,000,000	1,180,734
Goldman Sachs	Apr. 2013	33,000,000	823,181
Goldman Sachs	Apr. 2013	30,000,000	435,637
Goldman Sachs	Apr. 2013	30,000,000	710,210
Goldman Sachs	Apr. 2013	30,000,000	971,741
Goldman Sachs	Apr. 2013	25,000,000	481,323
Goldman Sachs	May. 2013	45,000,000	0
Goldman Sachs	May. 2013	35,000,000	(139,262)
JPMorgan Chase, Inc.	Feb. 2013	55,000,000	775,245
JPMorgan Chase, Inc.	Feb. 2013	45,000,000	444,098
JPMorgan Chase, Inc.	Feb. 2013	40,000,000	486,180
JPMorgan Chase, Inc.	Feb. 2013	37,000,000	(91,302)
JPMorgan Chase, Inc.	Feb. 2013	35,000,000	(181,499)
JPMorgan Chase, Inc.	Feb. 2013	35,000,000	197,666
JPMorgan Chase, Inc.	Feb. 2013	35,000,000	387,409
JPMorgan Chase, Inc.	Feb. 2013	35,000,000	(184,590)
JPMorgan Chase, Inc.	Mar. 2013	65,000,000	(460,270)
JPMorgan Chase, Inc.	Mar. 2013	65,000,000	(460,270)
JPMorgan Chase, Inc.	Mar. 2013	55,000,000	716,918
JPMorgan Chase, Inc.	Mar. 2013	52,000,000	(35,270)
Swap Agreements - continued
Total Return Swaps - continued
Counterparty	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase, Inc.	Mar. 2013	$ 50,000,000	$ (297,724)
JPMorgan Chase, Inc.	Mar. 2013	50,000,000	520,569
JPMorgan Chase, Inc.	Mar. 2013	40,000,000	(478,463)
JPMorgan Chase, Inc.	Mar. 2013	40,000,000	783,959
JPMorgan Chase, Inc.	Mar. 2013	35,000,000	210,467
JPMorgan Chase, Inc.	Mar. 2013	32,000,000	(212,892)
JPMorgan Chase, Inc.	Mar. 2013	31,000,000	385,281
JPMorgan Chase, Inc.	Apr. 2013	75,000,000	1,870,866
JPMorgan Chase, Inc.	Apr. 2013	45,000,000	910,959
JPMorgan Chase, Inc.	Apr. 2013	45,000,000	1,065,315
JPMorgan Chase, Inc.	Apr. 2013	45,000,000	866,381
JPMorgan Chase, Inc.	Apr. 2013	45,000,000	1,457,611
JPMorgan Chase, Inc.	Apr. 2013	40,000,000	676,496
JPMorgan Chase, Inc.	Apr. 2013	40,000,000	676,496
JPMorgan Chase, Inc.	Apr. 2013	40,000,000	543,327
JPMorgan Chase, Inc.	Apr. 2013	40,000,000	1,066,531
JPMorgan Chase, Inc.	Apr. 2013	40,000,000	1,108,409
JPMorgan Chase, Inc.	Apr. 2013	40,000,000	224,317
JPMorgan Chase, Inc.	Apr. 2013	35,000,000	1,180,734
JPMorgan Chase, Inc.	Apr. 2013	26,000,000	962,254
JPMorgan Chase, Inc.	May. 2013	35,000,000	351,800
JPMorgan Chase, Inc.	May. 2013	35,000,000	0
JPMorgan Chase, Inc.	May. 2013	30,000,000	397,806
JPMorgan Chase, Inc.	May. 2013	30,000,000	(119,367)
Merrill Lynch, Inc.	Feb. 2013	60,000,000	(316,440)
Merrill Lynch, Inc.	Feb. 2013	40,000,000	398,946
Merrill Lynch, Inc.	Feb. 2013	31,000,000	(26,191)
Merrill Lynch, Inc.	Feb. 2013	28,000,000	269,741
Merrill Lynch, Inc.	Feb. 2013	25,000,000	149,578
Merrill Lynch, Inc.	Feb. 2013	21,000,000	(108,900)
Merrill Lynch, Inc.	Feb. 2013	20,000,000	112,952
Merrill Lynch, Inc.	Feb. 2013	10,000,000	150,938
Merrill Lynch, Inc.	Mar. 2013	45,000,000	84,009
Merrill Lynch, Inc.	Mar. 2013	45,000,000	559,278
Merrill Lynch, Inc.	Mar. 2013	41,000,000	426,867
Merrill Lynch, Inc.	Mar. 2013	35,000,000	(406,306)
Merrill Lynch, Inc.	Mar. 2013	35,000,000	818,776
Merrill Lynch, Inc.	Mar. 2013	30,000,000	701,808
Merrill Lynch, Inc.	Mar. 2013	28,000,000	306,232
Merrill Lynch, Inc.	Mar. 2013	25,000,000	(148,862)
Merrill Lynch, Inc.	Mar. 2013	25,000,000	210,941
Swap Agreements - continued
Total Return Swaps - continued
Counterparty	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Merrill Lynch, Inc.	Mar. 2013	$ 25,000,000	$ 591,842
Merrill Lynch, Inc.	Mar. 2013	20,000,000	640,545
Merrill Lynch, Inc.	Mar. 2013	15,000,000	426,633
Merrill Lynch, Inc.	Apr. 2013	50,000,000	845,620
Merrill Lynch, Inc.	Apr. 2013	50,000,000	176,341
Merrill Lynch, Inc.	Apr. 2013	39,000,000	687,023
Merrill Lynch, Inc.	Apr. 2013	30,000,000	1,012,058
Merrill Lynch, Inc.	Apr. 2013	30,000,000	971,741
Merrill Lynch, Inc.	Apr. 2013	30,000,000	193,220
Merrill Lynch, Inc.	Apr. 2013	29,000,000	421,115
Merrill Lynch, Inc.	May. 2013	27,000,000	271,389
Morgan Stanley Capital Group, Inc.	Feb. 2013	38,000,000	(454,539)
Morgan Stanley Capital Group, Inc.	Feb. 2013	35,000,000	(184,590)
Morgan Stanley Capital Group, Inc.	Feb. 2013	32,000,000	(27,036)
Morgan Stanley Capital Group, Inc.	Feb. 2013	32,000,000	354,202
Morgan Stanley Capital Group, Inc.	Feb. 2013	31,000,000	(72,261)
Morgan Stanley Capital Group, Inc.	Feb. 2013	30,000,000	289,008
Morgan Stanley Capital Group, Inc.	Feb. 2013	30,000,000	169,428
Morgan Stanley Capital Group, Inc.	Feb. 2013	30,000,000	179,493
Morgan Stanley Capital Group, Inc.	Feb. 2013	30,000,000	299,209
Morgan Stanley Capital Group, Inc.	Feb. 2013	28,000,000	340,326
Morgan Stanley Capital Group, Inc.	Feb. 2013	25,000,000	(70,059)
Morgan Stanley Capital Group, Inc.	Feb. 2013	22,000,000	(130,999)
Morgan Stanley Capital Group, Inc.	Mar. 2013	75,000,000	140,015
Morgan Stanley Capital Group, Inc.	Mar. 2013	45,000,000	559,278
Morgan Stanley Capital Group, Inc.	Mar. 2013	40,000,000	240,533
Morgan Stanley Capital Group, Inc.	Mar. 2013	37,000,000	502,578
Morgan Stanley Capital Group, Inc.	Mar. 2013	35,000,000	(108,741)
Morgan Stanley Capital Group, Inc.	Mar. 2013	35,000,000	295,317
Morgan Stanley Capital Group, Inc.	Mar. 2013	35,000,000	382,790
Morgan Stanley Capital Group, Inc.	Mar. 2013	30,000,000	391,046
Morgan Stanley Capital Group, Inc.	Apr. 2013	55,000,000	1,090,890
Morgan Stanley Capital Group, Inc.	Apr. 2013	50,000,000	1,422,111
Morgan Stanley Capital Group, Inc.	Apr. 2013	36,000,000	959,878
Morgan Stanley Capital Group, Inc.	Apr. 2013	35,000,000	456,221
Morgan Stanley Capital Group, Inc.	Apr. 2013	35,000,000	828,579
Morgan Stanley Capital Group, Inc.	Apr. 2013	35,000,000	434,198
Morgan Stanley Capital Group, Inc.	Apr. 2013	22,000,000	141,695
Morgan Stanley Capital Group, Inc.	May. 2013	55,000,000	930,182
Morgan Stanley Capital Group, Inc.	May. 2013	45,000,000	866,381
Morgan Stanley Capital Group, Inc.	May. 2013	35,000,000	(139,262)
Societe Generale	Feb. 2013	30,000,000	365,268
Swap Agreements - continued
Total Return Swaps - continued
Counterparty	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Societe Generale	Feb. 2013	$ 28,000,000	$ (324,547)
Societe Generale	Feb. 2013	26,000,000	393,060
Societe Generale	Feb. 2013	25,000,000	(69,428)
Societe Generale	Feb. 2013	25,000,000	(129,019)
Societe Generale	Feb. 2013	25,000,000	353,001
Societe Generale	Feb. 2013	25,000,000	241,423
Societe Generale	Feb. 2013	25,000,000	150,112
Societe Generale	Mar. 2013	55,000,000	(322,947)
Societe Generale	Mar. 2013	35,000,000	364,878
Societe Generale	Mar. 2013	30,000,000	(92,697)
Societe Generale	Mar. 2013	30,000,000	(211,948)
Societe Generale	Mar. 2013	30,000,000	391,441
Societe Generale	Mar. 2013	30,000,000	971,930
Societe Generale	Mar. 2013	25,000,000	(208,079)
Societe Generale	Mar. 2013	25,000,000	(148,472)
Societe Generale	Mar. 2013	25,000,000	592,075
Societe Generale	Apr. 2013	98,000,000	2,445,726
Societe Generale	Apr. 2013	63,000,000	222,345
Societe Generale	Apr. 2013	50,000,000	726,664
Societe Generale	Apr. 2013	50,000,000	991,951
Societe Generale	Apr. 2013	46,000,000	931,745
Societe Generale	Apr. 2013	45,000,000	1,441,523
Societe Generale	Apr. 2013	40,000,000	1,349,706
Societe Generale	Apr. 2013	40,000,000	676,661
Societe Generale	Apr. 2013	35,000,000	933,483
Societe Generale	Apr. 2013	33,000,000	311,621
Societe Generale	Apr. 2013	25,000,000	481,521
Societe Generale	Apr. 2013	20,000,000	568,959
Societe Generale	May. 2013	50,000,000	547,034
Societe Generale	May. 2013	35,000,000	0
Societe Generale	May. 2013	30,000,000	168,304
Societe Generale	May. 2013	30,000,000	397,831
Societe Generale	May. 2013	28,000,000	(111,402)
UBS	Feb. 2013	50,000,000	(48,134)
UBS	Feb. 2013	50,000,000	276,627
UBS	Feb. 2013	32,000,000	479,189
UBS	Feb. 2013	25,000,000	(132,759)
UBS	Feb. 2013	20,000,000	195,212
UBS	Feb. 2013	20,000,000	117,525
UBS	Feb. 2013	20,000,000	(51,352)
UBS	Feb. 2013	20,000,000	(48,592)
UBS	Mar. 2013	50,000,000	(337,165)
Swap Agreements - continued
Total Return Swaps - continued
Counterparty	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
UBS	Mar. 2013	$ 50,000,000	$ 418,320
UBS	Mar. 2013	50,000,000	1,599,720
UBS	Mar. 2013	40,000,000	(467,912)
UBS	Mar. 2013	40,000,000	(239,079)
UBS	Mar. 2013	32,000,000	(269,655)
UBS	Mar. 2013	29,000,000	51,835
UBS	Mar. 2013	25,000,000	(79,795)
UBS	Mar. 2013	25,000,000	(150,814)
UBS	Mar. 2013	23,000,000	(164,723)
UBS	Mar. 2013	21,000,000	416,033
UBS	Mar. 2013	20,000,000	206,858
UBS	Apr. 2013	50,000,000	1,009,232
UBS	Apr. 2013	35,000,000	473,254
UBS	May. 2013	50,000,000	845,004
UBS	May. 2013	50,000,000	502,489
UBS	May. 2013	35,000,000	1,294,287
UBS	May. 2013	35,000,000	434,025
UBS	May. 2013	27,000,000	151,237
UBS	May. 2013	25,000,000	439,851
TOTAL RETURN SWAPS			$ 96,036,229
For the period, the average monthly notional amount for swap agreements in the aggregate was $9,210,272,236.
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $119,647,206 or 1.1% of net assets.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $63,334,194.
(d) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $688,285,631.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(f) Security is indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3. Securities do not guarantee any return of principal at maturity but instead, will pay at maturity or upon exchange, an amount based on the closing value of the Dow Jones-UBS Commodity Index Total Return. Although these instruments are primarily debt obligations, they indirectly provide exposure to changes in the value of the underlying commodities. Holders of the security have the right to exchange these notes at any time.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,468,607
Fidelity Commodity Strategy Central Fund	135,593
Total	$ 8,604,200
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 306,132,667	$ -	$ 306,510,852	$ -	0.0%
Consolidated Subsidiary
Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Return Cayman Ltd.	$ 2,017,275,018	$ 20,000,000	$ 500,000,003	$ -	$ 1,406,777,299
Other Information

The following is a summary of the inputs used, as of January 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$ 949,941,805	$ -	$ 949,941,805	$ -
Commodity-Linked Notes	132,333,758	-	132,333,758	-
Money Market Funds	10,060,541,592	10,060,541,592	-	-
Total Investments in Securities:	$ 11,142,817,155	$ 10,060,541,592	$ 1,082,275,563	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 37,542,118	$ 37,542,118	$ -	$ -
Swap Agreements	109,302,274	-	109,302,274	-
Total Assets	$ 146,844,392	$ 37,542,118	$ 109,302,274	$ -
Liabilities
Futures Contracts	$ (17,181,659)	$ (17,181,659)	$ -	$ -
Swap Agreements	(13,266,045)	-	(13,266,045)	-
Total Liabilities	$ (30,447,704)	$ (17,181,659)	$ (13,266,045)	$ -
Total Derivative Instruments:	$ 116,396,688	$ 20,360,459	$ 96,036,229	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Consolidated Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Commodity Risk
Futures Contracts (a)	$ 37,542,118	$ (17,181,659)
Swap Agreements (b)	109,302,274	(13,266,045)
Total Value of Derivatives	$ 146,844,392	$ (30,447,704)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Consolidated Schedule of Investments. Only the period end variation margin is separately disclosed on the Consolidated Statement of Assets and Liabilities.

(b) Value is disclosed on the Consolidated Statement of Assets and Liabilities in the Swap agreements, at value line-items.

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Consolidated Financial Statements

Consolidated Statement of Assets and Liabilities

	January 31, 2013

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,083,854,128)	$ 1,082,275,563
Fidelity Central Funds (cost $10,060,541,592)	10,060,541,592
Total Investments (cost $11,144,395,720)		$ 11,142,817,155
Cash		5,033,002
Segregated cash with broker for futures contracts		9,606,161
Receivable for fund shares sold		13,518,797
Interest receivable		5,224
Distributions receivable from Fidelity Central Funds		1,382,207
Swap agreements, at value		109,302,274
Prepaid expenses		6,525
Receivable from investment adviser for expense reductions		304,685
Total assets		11,281,976,030

Liabilities
Payable for investments purchased	$ 218,209
Payable for fund shares redeemed	3,352,881
Swap agreements, at value	13,266,045
Accrued management fee	3,894,025
Daily variation margin on futures contracts	5,062,442
Transfer agent fee payable	925,805
Other payables and accrued expenses	3,479
Total liabilities		26,722,886

Net Assets		$ 11,255,253,144
Net Assets consist of:
Paid in capital		$ 11,105,522,418
Accumulated net investment loss		(37,914,077)
Accumulated undistributed net realized gain (loss) on investments		72,826,680
Net unrealized appreciation (depreciation) on investments		114,818,123
Net Assets		$ 11,255,253,144

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Consolidated Statement of Assets and Liabilities - continued

January 31, 2013

Series Commodity Strategy: Net Asset Value, offering price and redemption price per share ($5,737,974,759 ÷ 636,860,668 shares)	$ 9.01

Class F: Net Asset Value, offering price and redemption price per share ($5,517,278,385 ÷ 610,048,928 shares)	$ 9.04

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Consolidated Financial Statements - continued

Consolidated Statement of Operations

	Six months ended January 31, 2013

Investment Income
Interest		$ 588,809
Income from Fidelity Central Funds		8,604,200
Total income		9,193,009

Expenses
Management fee	$ 23,900,555
Transfer agent fees	5,736,063
Custodian fees and expenses	5,477
Independent trustees' compensation	19,996
Subsidiary directors' fees	7,500
Interest	200
Miscellaneous	11,290
Total expenses before reductions	29,681,081
Expense reductions	(2,383,312)	27,297,769
Net investment income (loss)		(18,104,760)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(99,648)
Fidelity Central Funds	(2,425,227)
Futures contracts	79,575,598
Swap agreements	161,010,464
Capital gain distributions from Fidelity Central Funds	58,112
Total net realized gain (loss)		238,119,299
Change in net unrealized appreciation (depreciation) on: Investment securities	(3,617,094)
Futures contracts	(93,314,536)
Swap agreements	(276,403,555)
Total change in net unrealized appreciation (depreciation)		(373,335,185)
Net gain (loss)		(135,215,886)
Net increase (decrease) in net assets resulting from operations		$ (153,320,646)

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Consolidated Statement of Changes in Net Assets

	Six months ended January 31, 2013	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (18,104,760)	$ (35,701,267)
Net realized gain (loss)	238,119,299	(1,399,750,733)
Change in net unrealized appreciation (depreciation)	(373,335,185)	446,708,912
Net increase (decrease) in net assets resulting from operations	(153,320,646)	(988,743,088)
Distributions to shareholders from net realized gain	-	(1,478,841,306)
Share transactions - net increase (decrease)	753,862,948	4,614,634,434
Total increase (decrease) in net assets	600,542,302	2,147,050,040

Net Assets
Beginning of period	10,654,710,842	8,507,660,802
End of period (including accumulated net investment loss of $37,914,077 and accumulated net investment loss of $19,809,317, respectively)	$ 11,255,253,144	$ 10,654,710,842

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Consolidated Financial Highlights - Series Commodity Strategy

	Six months ended January 31,	Years ended July 31,
	2013	2012	2011	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.15	$ 12.63	$ 10.63	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.02)	(.04)	(.05)	(.03)
Net realized and unrealized gain (loss)	(.12)	(1.24)	2.21	.66
Total from investment operations	(.14)	(1.28)	2.16	.63
Distributions from net realized gain	-	(2.20)	(.16)	-
Net asset value, end of period	$ 9.01	$ 9.15	$ 12.63	$ 10.63
Total Return B,C	(1.53)%	(12.00)%	20.56%	6.30%
Ratios to Average Net Assets E,H
Expenses before reductions	.64% A	.64%	.65%	.63% A
Expenses net of fee waivers, if any	.60% A	.60%	.60%	.60% A
Expenses net of all reductions	.60% A	.60%	.60%	.60% A
Net investment income (loss)	(.43)% A	(.47)%	(.44)%	(.40)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,737,975	$ 5,936,841	$ 6,114,968	$ 4,778,322
Portfolio turnover rate F	58% A	148%	49%	25% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 1, 2009 (commencement of operations) to July 31, 2010.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Consolidated Financial Highlights - Class F

	Six months ended January 31,	Years ended July 31,
	2013	2012	2011	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.17	$ 12.67	$ 10.64	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.01)	(.02)	(.03)	(.02)
Net realized and unrealized gain (loss)	(.12)	(1.25)	2.22	.66
Total from investment operations	(.13)	(1.27)	2.19	.64
Distributions from net realized gain	-	(2.23)	(.16)	-
Net asset value, end of period	$ 9.04	$ 9.17	$ 12.67	$ 10.64
Total Return B,C	(1.42)%	(11.91)%	20.92%	6.40%
Ratios to Average Net Assets E,H
Expenses before reductions	.44% A	.44%	.45%	.43% A
Expenses net of fee waivers, if any	.40% A	.40%	.40%	.40% A
Expenses net of all reductions	.40% A	.40%	.40%	.40% A
Net investment income (loss)	(.23)% A	(.27)%	(.24)%	(.20)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,517,278	$ 4,717,870	$ 2,392,693	$ 687,689
Portfolio turnover rate F	58% A	148%	49%	25% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 1, 2009 (commencement of operations) to July 31, 2010.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Notes to Consolidated Financial Statements

For the period ended January 31, 2013

1. Organization.

Fidelity® Series Commodity Strategy Fund (the Fund) is a non-diversified fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds and accounts for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Series Commodity Strategy and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Consolidated Subsidiary.

The Fund invests in certain commodity-related investments through Fidelity Series Commodity Return Cayman Ltd., a wholly owned subsidiary (the "Subsidiary"). As of January 31, 2013, the Fund held $1,406,777,299 in the Subsidiary, representing 12.5% of the Fund's net assets.

The financial statements have been consolidated and include accounts of the Fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

3. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Consolidated Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

Semiannual Report

3. Investments in Fidelity Central Funds - continued

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

4. Significant Accounting Policies.

The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

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Notes to Consolidated Financial Statements - continued

4. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. For commodity-linked notes, pricing vendors generally consider the movement of an underlying commodity index as well as other terms of the contract including the leverage factor and any fee and/or interest components of the note. Swap agreements are marked-to-market daily based on valuations from third party pricing vendors or broker-supplied valuations. Pricing vendors utilize matrix pricing which considers comparisons to movements in the underlying index, interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swap agreements may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swap agreements are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price or official closing price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2013 is included at the end of the Fund's Consolidated Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment Income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

4. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary's income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to controlled foreign corporations, capital loss carryforwards and losses deferred due to excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end on an unconsolidated basis were as follows:

Gross unrealized appreciation	$ 2,535,384
Gross unrealized depreciation	(1,119,035,138)
Net unrealized appreciation (depreciation) on securities and other investments	$ (1,116,499,754)

Tax cost	$ 12,364,454,028

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Notes to Consolidated Financial Statements - continued

4. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At July 31, 2012, capital loss carryforwards were as follows:

No expiration
Short-term	$ (46,263,113)

Indexed Securities. The Fund may invest in indexed securities whose values, interest rates and/or redemption prices are linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices, or other underlying instruments. These securities may be used to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that might be difficult to invest in through conventional securities. Indexed securities may be leveraged, increasing their volatility relative to changes in their underlying instruments, but any loss is limited to the amount of the original investment. Gains (losses) realized upon the sale of indexed securities are included in realized gains (losses) on investment securities in the Consolidated Statement of Operations.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Consolidated Schedule of Investments.

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Consolidated Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's consolidated financial statement disclosures.

Semiannual Report

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and swap agreements. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund primarily used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Commodity Risk	Commodity risk is the risk that the value of a commodity will fluctuate as a result of changes in market prices.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as swap agreements, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. Upon entering into a swap agreement, the Fund is required to post an initial collateral amount (referred to as "Independent Amount"), as defined in the ISDA Master Agreement. The Fund is required to post additional collateral for the benefit of counterparties to meet the counterparty's unrealized appreciation on outstanding swap contracts and any such posted collateral is identified on the Consolidated Schedule of Investments. To mitigate counterparty credit risk on OTC derivatives, the

Semiannual Report

Notes to Consolidated Financial Statements - continued

5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk is mitigated by the protection provided by the exchange's clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Consolidated Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Consolidated Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Commodity Risk
Futures Contracts	$ 79,575,598	$ (93,314,536)
Swap Agreements	161,010,464	(276,403,555)

Totals	$ 240,586,062	$ (369,718,091)

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the commodities markets.

Semiannual Report

5. Derivative Instruments - continued

Futures Contracts - continued

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Consolidated Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Consolidated Statement of Operations.

Any open futures contracts at period end are presented in the Consolidated Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Consolidated Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash in the Consolidated Statement of Assets and Liabilities.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Swaps are marked-to-market daily and changes in value are reflected in the Consolidated Statement of Assets and Liabilities in the swap agreements at value line items. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Consolidated Statement of Operations.

Total Return Swaps. Total return swaps are agreements between counterparties to exchange cash flows, one based on a market-linked return of an individual asset or a basket of assets (i.e., an index), and the other on a fixed or floating rate. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting payment obligation, the Fund will receive a payment from or make a payment to the counterparty. The Fund entered into total return swaps to manage its commodities market exposure.

6. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fidelity Commodity Strategy Central Fund), other than short-term securities, aggregated $73,000,000 and $384,411,182 respectively.

Semiannual Report

Notes to Consolidated Financial Statements - continued

7. Fees and Other Transactions with Affiliates.

Management Fee and Administration Agreement. Effective December 31, 2012, Geode Capital Management, LLC, (Geode) replaced FMR and its affiliates as investment adviser to the Fund and the Subsidiary. The investment adviser provides the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .40% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

Effective December 31, 2012, the Fund entered into an administration agreement with FMR, whereby FMR provides administrative services to the Fund consistent with those provided previously by FMR under the management contract. The investment adviser pays for these services.

The investment adviser also provides investment management related services to the Subsidiary for which the Subsidiary pays a monthly management fee at an annual rate of .30% of its net assets. The Subsidiary also pays certain other expenses including custody and directors' fees.

During the period, Geode and FMR waived a portion of their management fee as described in the Expense Reductions note.

Sub-Adviser. Prior to December 31, 2012, Geode served as sub-adviser for the Fund. Geode provided discretionary investment advisory services to the Fund and was paid by FMR for providing these services. Effective December 31, 2012, this arrangement was terminated when Geode replaced FMR as the investment adviser for the Fund.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives an asset-based fee of Series Commodity Strategy's average net assets. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Average Net Assets*
Series Commodity Strategy	$ 5,736,063.20

* Annualized

Semiannual Report

8. Committed Line of Credit.

The Fund participates with funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $11,290 and is reflected in Miscellaneous expenses on the Consolidated Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average loan balance during the period for which loans were outstanding amounted to $11,268,000. The weighted average interest rate was .64%. The interest expense amounted to $200 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

10. Expense Reductions.

During the period, Geode (FMR prior to December 31, 2012) contractually agreed to waive the Fund's management fee in an amount equal to the management fee of the Subsidiary.

In addition, prior to December 31, 2012, the Fund invested in the Fidelity Commodity Strategy Central Fund, which in turn invested in a wholly-owned subsidiary that invested in commodity-linked derivative instruments. FMR contractually agreed to waive the Fund's management fee in an amount equal to its share of the management fee paid to FMR by the subsidiary based on the Fund's proportionate ownership of the Fidelity Commodity Strategy Central Fund.

During the period, these waivers reduced the Fund's management fee by $2,382,812.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $500.

Semiannual Report

Notes to Consolidated Financial Statements - continued

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2013	Year ended July 31, 2012
From net realized gain
Series Commodity Strategy	$ -	$ 1,037,883,688
Class F	-	440,957,618
Total	$ -	$ 1,478,841,306

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2013	Year ended July 31, 2012	Six months ended January 31, 2013	Year ended July 31, 2012
Series Commodity Strategy
Shares sold	51,970,020	246,626,620 A	$ 465,688,334	$ 2,270,186,904 A
Reinvestment of distributions	-	101,256,945	-	1,037,883,688
Shares redeemed	(64,045,191)	(183,068,171)	(581,872,285)	(1,718,841,386)
Net increase (decrease)	(12,075,171)	164,815,394	$ (116,183,951)	$ 1,589,229,206
Class F
Shares sold	107,160,509	317,861,528 A	$ 972,418,674	$ 2,927,710,016 A
Reinvestment of distributions	-	42,978,325	-	440,957,618
Shares redeemed	(11,368,884)	(35,500,286)	(102,371,775)	(343,262,406)
Net increase (decrease)	95,791,625	325,339,567	$ 870,046,899	$ 3,025,405,228

A Amount includes in-kind exchanges.

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity Series Commodity Strategy Fund:

In our opinion, the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, and the related consolidated statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Series Commodity Strategy Fund (a fund of Fidelity Salem Street Trust) at January 31, 2013 and, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Series Commodity Strategy Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at January 31, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

March 21, 2013

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series Commodity Strategy Fund

On December 20, 2012, and January 17, 2013, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve new management contracts (the Advisory Contracts) and administration agreements for the fund, after determining to terminate the fund's prior management contract with FMR effective December 31, 2012.

The Board terminated the prior contract because new Commodity Futures Trading Commission (CFTC) rules required the adviser of the fund to be registered with the CFTC as a commodity pool operator (CPO) and commodity trading advisor (CTA) as of December 31, 2012. Although FMR is not, Geode Capital Management, LLC (Geode), former sub-adviser to the fund is, a registered CPO and CTA. The Board approved new management contracts with Geode and appointed Geode as CPO and CTA of the fund, noting that in such capacity, Geode will provide investment advisory services similar to those it provided as sub-adviser to the fund prior to December 31, 2012. The Board also approved new administration agreements with FMR. The Board noted that while the fund previously did not have a separate administration agreement, the administration services to be provided by FMR under the new administration agreements had been provided previously under the fund's management contract with FMR.

The Board reached its determination to approve the new Advisory Contracts noting that the management fee rate to be paid to Geode is the same rate previously paid to FMR, and that Geode, not the fund, will be responsible for paying FMR's administration fee. The Board observed that the fund will be responsible for the same expenses it bore previously, and that the fund will operate in essentially the same manner as it did prior to December 31, 2012, with FMR providing administrative services and Geode making investment advisory decisions.

The Board considered that the Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature and level of services provided to the fund; or (iii) the day-to-day management of the fund and the Geode personnel primarily responsible for such management. The Board considered that while the responsibilities for fund management and administration were reallocated between FMR and Geode, contractual arrangements with other service providers remained in effect.

The Board noted that it was considering new contracts substantially similar to the prior arrangements with FMR, that it had considered the fund's investment performance, competitiveness of management fees and total expenses, costs of services and profitability, and economies of scale in connection with its review of the prior Advisory Contracts in September 2012 (see discussion below), and that there were no material changes relevant to such matters since September 2012.

Semiannual Report

On January 17, 2013, the Board also voted to approve the Advisory Contract for the fund in connection with reorganizing the fund from one trust to another. The Board reached this determination because the contractual terms of and fees payable under the Advisory Contract to be adopted by the fund as a series of a different trust will be identical to those in the fund's current Advisory Contract.

In connection with its consideration of future renewals of the fund's Advisory Contract, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contract should be approved.

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

At its September 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Semiannual Report

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a sector neutral investment approach for certain funds and utilizing a team of portfolio managers to manage certain sector-neutral funds; (vi) rationalizing product lines and gaining increased efficiencies through combinations of several funds with other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against a third-party-sponsored index that reflects the market sector in which the fund invests. The Board noted that FMR believes that no meaningful peer group exists for the fund principally because most other funds in the fund's third-party peer group focus on different industries or sectors than the fund. Because the fund had been in existence less than three calendar years, the following chart considered by the Board shows, for the one-year period ended December 31, 2011, the total returns of Class F and Series Class of the fund and the total return of a third-party sponsored index ("benchmark").

Fidelity Series Commodity Strategy Fund

The Board noted that the investment performance of the fund was lower than its benchmark for the period shown. The Board considered that the variations in performance between the fund's classes reflect the variations in class expenses, which result in lower performance for the higher expense class. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board noted that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Semiannual Report

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 2% means that 98% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in "fund-level" non-management expenses. The Board noted, however, that FMR does not pay transfer agent fees or other "class-level" expenses under the fund's management contract.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Series Commodity Strategy Fund

The Board noted that the fund's hypothetical net management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's hypothetical net management fee as well as the fund's gross management fee. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2011.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Semiannual Report

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) regulatory and industry developments, including those affecting money market funds and target date funds, and the potential impact to Fidelity; (viii) Fidelity's transfer agent fees, expenses, and services, and drivers for determining the transfer agent fee structure of different funds and classes; (ix) management fee rates charged by FMR or Fidelity entities to other Fidelity clients; (x) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Geode Capital Management, LLC

Boston, MA

Administrator

Fidelity Management & Research Company

Boston, MA

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

SCR-S-SANN-0313
1.899302.103

Fidelity®

Commodity Strategy

Fund

Semiannual Report

January 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Consolidated Investments	(Click Here)	A complete list of the fund's consolidated investments with their market values.
Consolidated Financial Statements	(Click Here)	Consolidated statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the consolidated financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2012 to January 31, 2013).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

	Annualized Expense Ratio	Beginning Account Value August 1, 2012	Ending Account Value January 31, 2013	Expenses Paid During Period* August 1, 2012 to January 31, 2013
Actual	.61%	$ 1,000.00	$ 984.80	$ 3.05
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,022.13	$ 3.11

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the Fund's commodity-linked investments and excludes short-term investment-grade debt securities, cash and cash equivalents.

Commodity Instruments as of January 31, 2013*
	% of fund's total commodity-linked investments	% of fund's total commodity-linked investments 6 months ago
Commodity Swaps	90.0	94.4
Commodity Futures	8.1	3.6
Commodity-Linked Notes	1.9	2.0

Commodity Sector Diversification as of January 31, 2013*
	% of fund's total commodity-linked investments	% of fund's total commodity-linked investments 6 months ago
Energy	32.5	30.2
Agriculture	31.1	34.9
Industrial Metals	16.8	17.2
Precious Metals	14.5	12.1
Livestock	5.1	5.6

* Investments in Commodity Swaps and Commodity-Linked Notes provide exposure to the commodities market via the Dow Jones-UBS Commodity Index Total Return, an unmanaged index composed of futures contracts on 22 physical commodities. The Fund does not invest directly in physical commodities.

Semiannual Report

Consolidated Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Commodity-Linked Notes - 0.7%
	Principal Amount	Value
Deutsche Bank AG London Branch 0.0447% 12/19/13 (b)(e)(f) (Cost $2,500,000)	$ 2,500,000	$ 2,611,416
U.S. Treasury Obligations - 8.0%

U.S. Treasury Bills, yield at date of purchase 0.11% to 0.13% 2/14/13 to 3/28/13 (c)(d) (Cost $31,996,987)	32,000,000	31,999,156
Money Market Funds - 89.8%
	Shares
Fidelity Cash Central Fund, 0.16% (a) (Cost $357,081,904)	357,081,904	357,081,904
TOTAL INVESTMENT PORTFOLIO - 98.5% (Cost $391,578,891)		391,692,476
NET OTHER ASSETS (LIABILITIES) - 1.5%		5,862,962
NET ASSETS - 100%		$ 397,555,438
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Commodity Futures Contracts
64 CBOT Corn Contracts	March 2013	$ 2,369,600	$ 20,383
25 CBOT Soybean Contracts	March 2013	1,835,625	8,274
20 CBOT Soybean Meal Contracts	March 2013	852,800	32,283
28 CBOT Soybean Oil Contracts	March 2013	888,048	32,635
28 CBOT Wheat Contracts	March 2013	1,091,300	(115,051)
17 CME Lean Hogs Contracts	April 2013	607,580	10,524
19 CME Live Cattle Contracts	April 2013	1,009,280	(16,962)
24 COMEX Copper Contracts	March 2013	2,239,200	147,733
20 COMEX Gold 100 oz. Contracts	April 2013	3,324,000	(11,960)
8 COMEX Silver Contracts	March 2013	1,254,040	(17,160)
16 ICE Brent Crude Contracts	May 2013	1,819,040	67,035
14 ICE Coffee 'C' Contracts	March 2013	771,488	(32,328)
10 KCBT Wheat Contracts	March 2013	418,875	15,092
29 LME Aluminum Contracts	March 2013	1,505,463	(30,621)
7 LME Nickel Contracts	March 2013	768,768	26,188
15 LME Zinc Contracts	March 2013	803,063	28,089
15 NYBOT Cotton No. 2 Contracts	March 2013	622,125	78,381
57 NYBOT Sugar Contracts	March 2013	1,198,915	(70,489)
9 NYMEX Gasoline RBOB Contracts	March 2013	1,145,983	142,291
9 NYMEX Heating Oil Contracts	March 2013	1,178,869	62,349
100 NYMEX Natural Gas Contracts	March 2013	3,339,000	(112,665)
31 NYMEX WTI Crude Oil Contracts	March 2013	3,022,190	283,528
TOTAL COMMODITY FUTURES CONTRACTS		$ 32,065,252	$ 547,549
The face value of futures purchased as a percentage of net assets is 8.1%

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $27,395,596.
Swap Agreements
Total Return Swaps

Each open total return swap is an agreement to receive the total return of the Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on the 3-month US auction rate T-Bill plus a specified spread. Additional information on open total return swaps is as follows:

Counterparty	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Feb. 2013	$ 33,400,000	$ 195,553
Barclays Bank PLC	Mar. 2013	13,200,000	23,384
Barclays Bank PLC	May. 2013	11,500,000	194,209
Citibank	Mar. 2013	9,500,000	186,063
Credit Suisse	Feb. 2013	10,800,000	(30,810)
Credit Suisse	Feb. 2013	5,250,000	57,873
Credit Suisse	Apr. 2013	12,650,000	183,388
Goldman Sachs	Feb. 2013	16,000,000	443,364
Goldman Sachs	Mar. 2013	10,300,000	(123,204)
JPMorgan Chase, Inc.	Apr. 2013	10,000,000	277,102
JPMorgan Chase, Inc.	May. 2013	24,800,000	249,275
JPMorgan Chase, Inc.	May. 2013	9,100,000	(36,208)
Merrill Lynch, Inc.	Feb. 2013	19,600,000	188,819
Merrill Lynch, Inc.	May. 2013	18,500,000	174,661
Morgan Stanley Capital Group, Inc.	Apr. 2013	47,500,000	1,184,882
Morgan Stanley Capital Group, Inc.	Apr. 2013	18,600,000	529,025
Morgan Stanley Capital Group, Inc.	Apr. 2013	17,500,000	217,099
Societe Generale	Feb. 2013	20,300,000	(46,919)
Societe Generale	Apr. 2013	25,000,000	623,910
Societe Generale	May. 2013	19,500,000	109,398
TOTAL RETURN SWAPS			$ 4,600,864
For the period, the average monthly notional amount for swap agreements in the aggregate was $355,066,667.
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,611,416 or 0.7% of net assets.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,588,962.
(d) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $26,509,331.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(f) Security is indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3. Securities do not guarantee any return of principal at maturity but instead, will pay at maturity or upon exchange, an amount based on the closing value of the Dow Jones-UBS Commodity Index Total Return. Although these instruments are primarily debt obligations, they indirectly provide exposure to changes in the value of the underlying commodities. Holders of the security have the right to exchange these notes at any time.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 309,759
Consolidated Subsidiary
	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Commodity Return Central Cayman Ltd.	$ 62,190,586	$ 7,999,911	$ 15,000,001	$ -	$ 50,383,733
Other Information

The following is a summary of the inputs used, as of January 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$ 31,999,156	$ -	$ 31,999,156	$ -
Commodity-Linked Notes	2,611,416	-	2,611,416	-
Money Market Funds	357,081,904	357,081,904	-	-
Total Investments in Securities:	$ 391,692,476	$ 357,081,904	$ 34,610,572	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 954,785	$ 954,785	$ -	$ -
Swap Agreements	4,838,005	-	4,838,005	-
Total Assets	$ 5,792,790	$ 954,785	$ 4,838,005	$ -
Liabilities
Futures Contracts	$ (407,236)	$ (407,236)	$ -	$ -
Swap Agreements	(237,141)	-	(237,141)	-
Total Liabilities	$ (644,377)	$ (407,236)	$ (237,141)	$ -
Total Derivative Instruments:	$ 5,148,413	$ 547,549	$ 4,600,864	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Consolidated Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Commodity Risk
Futures Contracts (a)	$ 954,785	$ (407,236)
Swap Agreements (b)	4,838,005	(237,141)
Total Value of Derivatives	$ 5,792,790	$ (644,377)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Consolidated Schedule of Investments. Only the period end variation margin is separately disclosed on the Consolidated Statement of Assets and Liabilities.

(b) Value is disclosed on the Consolidated Statement of Assets and Liabilities in the Swap agreements, at value line-items.

See accompanying notes which are an integral part of the consolidated financial statements.

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Consolidated Financial Statements

Consolidated Statement of Assets and Liabilities

	January 31, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $34,496,987)	$ 34,610,572
Fidelity Central Funds (cost $357,081,904)	357,081,904
Total Investments (cost $391,578,891)		$ 391,692,476
Cash		925,135
Segregated cash with broker for futures contracts		243,808
Receivable for investments sold		25,223
Receivable for fund shares sold		385,551
Interest receivable		41
Distributions receivable from Fidelity Central Funds		49,167
Swap agreements, at value		4,838,005
Prepaid expenses		6,450
Receivable from investment adviser for expense reductions		10,326
Total assets		398,176,182

Liabilities
Payable for fund shares redeemed	$ 53,013
Swap agreements, at value	237,141
Accrued management fee	138,907
Transfer agent fee payable	64,290
Daily variation margin on futures contracts	126,789
Other payables and accrued expenses	604
Total liabilities		620,744

Net Assets		$ 397,555,438
Net Assets consist of:
Paid in capital		$ 396,456,187
Accumulated net investment loss		(1,644,264)
Accumulated undistributed net realized gain (loss) on investments		(2,518,483)
Net unrealized appreciation (depreciation) on investments		5,261,998
Net Assets, for 47,181,626 shares outstanding		$ 397,555,438
Net Asset Value, offering price and redemption price per share ($397,555,438 ÷ 47,181,626 shares)		$ 8.43

See accompanying notes which are an integral part of the consolidated financial statements.

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Consolidated Financial Statements - continued

Consolidated Statement of Operations

Six months ended January 31, 2013 (Unaudited)

Investment Income
Interest		$ 21,633
Income from Fidelity Central Funds		309,759
Total income		331,392

Expenses
Management fee	$ 845,796
Transfer agent fees	387,026
Custodian fees and expenses	884
Independent trustees' compensation	718
Subsidiary directors' fees	7,500
Miscellaneous	413
Total expenses before reductions	1,242,337
Expense reductions	(71,845)	1,170,492
Net investment income (loss)		(839,100)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(24,140)
Futures contracts	870,532
Swap agreements	(1,093,476)
Total net realized gain (loss)		(247,084)
Change in net unrealized appreciation (depreciation) on: Investment securities	(79,970)
Futures contracts	(1,165,422)
Swap agreements	(3,366,603)
Total change in net unrealized appreciation (depreciation)		(4,611,995)
Net gain (loss)		(4,859,079)
Net increase (decrease) in net assets resulting from operations		$ (5,698,179)

See accompanying notes which are an integral part of the consolidated financial statements.

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Consolidated Statement of Changes in Net Assets

	Six months ended January 31, 2013 (Unaudited)	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (839,100)	$ (1,264,989)
Net realized gain (loss)	(247,084)	(27,699,406)
Change in net unrealized appreciation (depreciation)	(4,611,995)	10,326,025
Net increase (decrease) in net assets resulting from operations	(5,698,179)	(18,638,370)
Distributions to shareholders from net realized gain	-	(20,558,920)
Share transactions Proceeds from sales of shares	39,588,899	404,782,993
Reinvestment of distributions	-	20,446,757
Cost of shares redeemed	(12,926,425)	(90,715,660)
Net increase (decrease) in net assets resulting from share transactions	26,662,474	334,514,090
Total increase (decrease) in net assets	20,964,295	295,316,800

Net Assets
Beginning of period	376,591,143	81,274,343
End of period (including accumulated net investment loss of $1,644,264 and accumulated net investment loss of $805,164, respectively)	$ 397,555,438	$ 376,591,143
Other Information Shares
Sold	4,701,430	45,522,254
Issued in reinvestment of distributions	-	2,127,654
Redeemed	(1,527,166)	(10,501,750)
Net increase (decrease)	3,174,264	37,148,158

See accompanying notes which are an integral part of the consolidated financial statements.

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Consolidated Financial Highlights

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.56	$ 11.85	$ 9.83	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.02)	(.04)	(.05)	(.03)
Net realized and unrealized gain (loss)	(.11)	(1.18)	2.07	(.14)
Total from investment operations	(.13)	(1.22)	2.02	(.17)
Distributions from net realized gain	-	(2.07)	-	-
Net asset value, end of period	$ 8.43	$ 8.56	$ 11.85	$ 9.83
Total Return B, C	(1.52)%	(12.20)%	20.55%	(1.70)%
Ratios to Average Net Assets E, H
Expenses before reductions	.64% A	.65%	.68%	.68% A
Expenses net of fee waivers, if any	.61% A	.61%	.62%	.64% A
Expenses net of all reductions	.61% A	.61%	.62%	.64% A
Net investment income (loss)	(.43)% A	(.48)%	(.45)%	(.45)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 397,555	$ 376,591	$ 81,274	$ 77,470
Portfolio turnover rate F	185% A	0%	150%	149% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 20, 2009 (commencement of operations) to July 31, 2010.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Notes to Consolidated Financial Statements

For the period ended January 31, 2013 (Unaudited)

1. Organization.

Fidelity® Commodity Strategy Fund (the Fund) is a non-diversified fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund are only available to certain clients of Strategic Advisers, Inc. (not the general public) and to mutual funds and accounts for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager.

2. Consolidated Subsidiary.

The Fund invests in certain commodity-related investments through Fidelity Commodity Return Cayman Ltd., a wholly owned subsidiary (the "Subsidiary"). As of January 31, 2013, the Fund held $50,383,733 in the Subsidiary, representing 12.7% of the Fund's net assets.

The financial statements have been consolidated and include accounts of the Fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

3. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Consolidated Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

Semiannual Report

Notes to Consolidated Financial Statements (Unaudited) - continued

4. Significant Accounting Policies.

The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. For commodity-linked notes, pricing vendors generally consider the movement of an underlying commodity index as well as other terms of the contract including the leverage factor and any fee

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4. Significant Accounting Policies - continued

Investment Valuation - continued

and/or interest components of the note. Swap agreements are marked-to-market daily based on valuations from third party pricing vendors or broker-supplied valuations. Pricing vendors utilize matrix pricing which considers comparisons to movements in the underlying index, interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swap agreements may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swap agreements are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price or official closing price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2013 is included at the end of the Fund's Consolidated Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Consolidated Financial Statements (Unaudited) - continued

4. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary's income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to controlled foreign corporations, net operating losses, capital loss carryforwards and losses deferred due to excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end on an unconsolidated basis were as follows:

Gross unrealized appreciation	$ 111,416
Gross unrealized depreciation	(30,905,128)
Net unrealized appreciation (depreciation) on securities and other investments	$ (30,793,712)

Tax Cost	$ 428,109,351

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At July 31, 2012, capital loss carryforwards were as follows:

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4. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Fiscal year of expiration

2018	$ (64)
2019	(516,970)
Total with expiration	(517,034)

Indexed Securities. The Fund may invest in indexed securities whose values, interest rates and/or redemption prices are linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices, or other underlying instruments. These securities may be used to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that might be difficult to invest in through conventional securities. Indexed securities may be leveraged, increasing their volatility relative to changes in their underlying instruments, but any loss is limited to the amount of the original investment. Gains (losses) realized upon the sale of indexed securities are included in realized gains (losses) on investment securities in the Consolidated Statement of Operations.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Consolidated Schedule of Investments.

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Consolidated Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's consolidated financial statement disclosures.

Semiannual Report

Notes to Consolidated Financial Statements (Unaudited) - continued

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and swap agreements. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund primarily used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Commodity Risk	Commodity risk is the risk that the value of a commodity will fluctuate as a result of changes in market prices.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as swap agreements, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. Upon entering into a swap agreement, the Fund is required to post an initial collateral amount (referred to as "Independent Amount"), as defined in the ISDA Master Agreement. The Fund is required to post additional collateral for the benefit of counterparties to meet the counterparty's unrealized appreciation on outstanding swap contracts and any such posted collateral is identified on the Consolidated

Semiannual Report

5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Schedule of Investments. To mitigate counterparty credit risk on OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk is mitigated by the protection provided by the exchange's clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Consolidated Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Consolidated Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Commodity Risk
Futures Contracts	$ 870,532	$ (1,165,422)
Swap Agreements	(1,093,476)	(3,366,603)
Totals	$ (222,944)	$ (4,532,025)

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the commodities markets.

Semiannual Report

Notes to Consolidated Financial Statements (Unaudited) - continued

5. Derivative Instruments - continued

Futures Contracts - continued

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Consolidated Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Consolidated Statement of Operations.

Any open futures contracts at period end are presented in the Consolidated Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Consolidated Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash in the Consolidated Statement of Assets and Liabilities.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Swaps are marked-to-market daily and changes in value are reflected in the Consolidated Statement of Assets and Liabilities in the swap agreements at value line items. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Consolidated Statement of Operations.

Total Return Swaps. Total return swaps are agreements between counterparties to exchange cash flows, one based on a market-linked return of an individual asset or a basket of assets (i.e., an index), and the other on a fixed or floating rate. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting payment obligation, the Fund will receive a payment from or make a payment to the counterparty. The Fund entered into total return swaps to manage its commodities market exposure.

Semiannual Report

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,500,000 and $2,475,829, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee and Administration Agreement. Effective December 31, 2012, Geode Capital Management, LLC, (Geode) replaced FMR and its affiliates as investment adviser to the Fund and the Subsidiary. The investment adviser provides the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .40% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

Effective December 31, 2012, the Fund entered into an administration agreement with FMR, whereby FMR provides administrative services to the Fund consistent with those provided previously by FMR under the management contract. The investment adviser pays for these services.

The investment adviser also provides investment management related services to the Subsidiary for which the Subsidiary pays a monthly management fee at an annual rate of .30% of its net assets. The Subsidiary also pays certain other expenses including custody and directors' fees.

During the period, Geode and FMR waived a portion of their management fees as described in the Expense Reductions note.

Sub-Adviser. Prior to December 31, 2012, Geode served as sub-adviser for the Fund. Geode provided discretionary investment advisory services to the Fund and was paid by FMR for providing these services. Effective December 31, 2012, this arrangement was terminated when Geode replaced FMR as the investment adviser for the Fund.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .20% of average net assets.

Semiannual Report

Notes to Consolidated Financial Statements (Unaudited) - continued

8. Committed Line of Credit.

The Fund participates with funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $413 and is reflected in Miscellaneous expenses on the Consolidated Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Expense Reductions.

During the period, Geode (FMR prior to December 31, 2012) contractually agreed to waive the Fund's management fee in an amount equal to the management fee of the Subsidiary. During the period, this waiver reduced the Fund's management fee by $71,745.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $100.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In January 2013, the Fund's Board of Trustees approved a Plan of Liquidation and Dissolution whereby the Fund will distribute all of its net assets to its shareholders in the 2nd Quarter of 2013.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Commodity Strategy Fund

On December 20, 2012, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a new management contract (the Advisory Contract) and administration agreement for the fund, after determining to terminate the fund's prior management contract with FMR effective December 31, 2012.

The Board terminated the prior contract because new Commodity Futures Trading Commission (CFTC) rules required the adviser of the fund to be registered with the CFTC as a commodity pool operator (CPO) and commodity trading advisor (CTA) as of December 31, 2012. Although FMR is not, Geode Capital Management, LLC (Geode), former sub-adviser to the fund is, a registered CPO and CTA. The Board approved new management contracts with Geode and appointed Geode as CPO and CTA of the fund, noting that in such capacity, Geode will provide investment advisory services similar to those it provided as sub-adviser to the fund prior to December 31, 2012. The Board also approved a new administration agreement with FMR. The Board noted that while the fund previously did not have a separate administration agreement, the administration services to be provided by FMR under the new administration agreement had been provided previously under the fund's management contract with FMR.

The Board reached its determination to approve the new Advisory Contract noting that the management fee rate to be paid to Geode is the same rate previously paid to FMR, and that Geode, not the fund, will be responsible for paying FMR's administration fee. The Board observed that the fund will be responsible for the same expenses it bore previously, and that the fund will operate in essentially the same manner as it did prior to December 31, 2012, with FMR providing administrative services and Geode making investment advisory decisions.

The Board considered that the Advisory Contract involves no changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature and level of services provided to the fund; or (iii) the day-to-day management of the fund and the Geode personnel primarily responsible for such management. The Board considered that while the responsibilities for fund management and administration were reallocated between FMR and Geode, contractual arrangements with other service providers remained in effect.

The Board noted that it was considering new contracts substantially similar to the prior arrangements with FMR, that it had considered the fund's investment performance, competitiveness of management fees and total expenses, costs of services and profitability, and economies of scale in connection with its review of the prior Advisory Contracts in September 2012 (see discussion below), and that there were no material changes relevant to such matters since September 2012.

Semiannual Report

In connection with its consideration of future renewals of the fund's Advisory Contract, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contract should be approved.

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Semiannual Report

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a sector neutral investment approach for certain funds and utilizing a team of portfolio managers to manage certain sector-neutral funds; (vi) rationalizing product lines and gaining increased efficiencies through combinations of several funds with other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against a third-party-sponsored index that reflects the market sector in which the fund invests. The Board noted that FMR believes that no meaningful peer group exists for the fund principally because most other funds in the fund's third-party peer group focus on different industries or sectors than the fund. Because the fund had been in existence less than three calendar years, the following chart considered by the Board shows, for the one-year period ended December 31, 2011, the fund's total return and the total return of a third-party sponsored index ("benchmark").

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Commodity Strategy Fund

The Board noted that the investment performance of the fund was lower than its benchmark for the period shown. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board noted that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 0% means that 100% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in "fund-level" non-management expenses. The Board noted, however, that FMR does not pay transfer agent fees or other "class-level" expenses under the fund's management contract.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Commodity Strategy Fund

The Board noted that the fund's hypothetical net management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the fund's total expense ratio, the Board considered the fund's hypothetical net management fee as well as the fund's gross management fee. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below its competitive median for 2011.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Semiannual Report

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) regulatory and industry developments, including those affecting money market funds and target date funds, and the potential impact to Fidelity; (viii) Fidelity's transfer agent fees, expenses, and services, and drivers for determining the transfer agent fee structure of different funds and classes; (ix) management fee rates charged by FMR or Fidelity entities to other Fidelity clients; (x) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Geode Capital Management, LLC

Boston, MA

Administrator

Fidelity Management & Research
Company

Boston, MA

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

FCR-SANN-0313
1.899312.103

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Salem Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	March 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	March 26, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	March 26, 2013